                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 33-7699
                         Post-Effective Amendment No. 32

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-4786
                                Amendment No. 32

                             ARIEL INVESTMENT TRUST
                       200 East Randolph Drive, Suite 2900
                             Chicago, Illinois 60601
                                 (312) 726-0140

           Agent for service:                        With a copy to:
    Sheldon R. Stein or Erik D. Ojala                   Arthur Don
         Ariel Investment Trust                     Seyfarth Shaw LLP
   200 East Randolph Drive, Suite 2900      55 East Monroe Street, Suite 4200
         Chicago, Illinois 60601                 Chicago, Illinois 60603
             (312) 726-0140                           (312) 781-8611

It is proposed that this filing will become effective:

     / / immediately upon filing pursuant to paragraph (b)
     / / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)
     /X/ 75 days after filing pursuant to paragraph (a)(2)
     / / on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

     Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registration Statement contains one Prospectus (Ariel Focus Fund) describing Ariel Focus Fund, a new series of the Registrant. This Amendment is not intended to amend the prospectuses of other series of the Registrant. In addition, the combined Statement of Additional Information for Registrant's funds has been revised to reflect the new Ariel Focus Fund series and to delete information relating to Ariel Premier Bond Fund.

                           RULE 473 DELAYING AMENDMENT

Pursuant to Rule 473 of the Securities Act of 1933, the Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

PROSPECTUS
June __, 2005
Ariel Focus Fund

The Securities and Exchange Commission has not approved or disapproved of the shares of Ariel Focus Fund. Nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Shares of Ariel Focus Fund have been registered with the Securities and Exchange Commission and, as of the date of this prospectus, are available for public sale in the States of Illinois, Maryland, New Jersey, New Mexico, New York and Wisconsin. Shares of this Fund currently are not available for public sale in any other state or jurisdiction. Currently, the trustees, officers, employees, and consultants of Ariel Mutual Funds; directors, employees, shareholders and existing clients of the Adviser, their affiliates and family members; and selected institutional investors are eligible to purchase shares. The Adviser reserves the right to reject any offer to purchase shares.

OVERVIEW                                                                       3

PRINCIPAL INVESTMENT RISKS                                                     4

ANNUAL OPERATING EXPENSES                                                      6

OUR VALUE APPROACH IN-DEPTH                                                    8

INVESTMENT STRATEGY AND APPROACH                                               9

INVESTMENT PROCESS: A FOCUS ON RESEARCH                                       10

FINANCIAL HIGHLIGHTS                                                          12

HOW THE ARIEL MUTUAL FUNDS ARE ORGANIZED                                      13

MANAGING YOUR ARIEL ACCOUNT                                                   16

SHAREHOLDER SERVICES                                                          25

MARKET TIMING                                                                 26

SUMMARY OF BUSINESS CONTINUITY PLAN                                           31

PRIVACY NOTICE                                                                31

OVERVIEW

Ariel Focus Fund is a no-load mutual fund that seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Ariel Focus Fund invests primarily in the stocks of companies with MARKET CAPITALIZATIONS* generally in excess of $10 billion at the time of initial purchase.

Ariel Focus Fund seeks to invest in undervalued companies. These companies share several attributes that the Fund's investment adviser, Ariel Capital Management, LLC (the "Adviser"), believes should result in capital appreciation over time:

- a product or service whose strong brand franchise and loyal customer base pose formidable barriers to potential competition

-    capable, dedicated management

- a solid balance sheet with high levels of cash flow and a low burden of debt

-    a potential for future earnings growth

Ariel Focus Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one company. The Fund could own as few as 12 securities, but generally will have approximately 20 securities in its portfolio.

The essence of the Ariel Mutual Funds' strategy is patience. Ariel Focus Fund is expected to hold investments for a relatively long period of time - typically two to five years.

[SIDENOTE]
 * MARKET CAPITALIZATION, or "market cap," provides a ready gauge of a company's size. It is the total number of the company's outstanding shares multiplied by the current price of its stock.

PRINCIPAL INVESTMENT RISKS

Although we make every effort to achieve Ariel Focus Fund's objective of long-term capital appreciation, we cannot guarantee we will attain that objective. You could lose money on your purchase of shares in the Fund. The table below lists some of the principal risks of investing in the Fund and the measures we take in attempting to limit those risks:

RISKS                                   HOW ARIEL FOCUS FUND TRIES TO MANAGE THEM
---------------------------------------------------------------------------------
The stocks in companies held by the     The Fund avoids startup ventures and
Fund could fall out of favor.           highly cyclical or speculative
                                        companies, and seeks companies with
                                        solid finances and proven records.

As a non-diversified fund, the Fund     The Adviser researches stocks thoroughly
will hold relatively few stocks; a      before purchase and monitors them
fluctuation in one stock could          continuously after purchase.
significantly affect the Fund's
overall performance.

The general level of stock prices       The Fund buys stocks whose prices are
could decline.                          low relative to their earnings
                                        potential; such stocks have done better
                                        than the market average in past
                                        declines.

The Fund may invest up to 20% of its    The Fund thoroughly researches foreign
assets in securities of foreign         companies and the risks of foreign
companies. Foreign securities may       investments, and avoids "emerging"
involve risks of currency fluctuation   markets.
and adverse developments in the
foreign countries.

WHO SHOULD CONSIDER INVESTING IN THE FUNDS - AND WHO SHOULD NOT

You should consider investing in Ariel Focus Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Although past performance cannot predict future results, stock investments historically have outperformed most bond and money market investments. However, this higher return has come at the expense of greater short-term price fluctuations. Thus, you should not consider investing in the Fund if you anticipate a near-term need - typically within five years - for either the principal or the gains from your investment.

TOTAL RETURNS, AFTER FEES AND EXPENSES

As of the date of the prospectus, the Fund does not have an operating history. Subsequent filings will show how the Fund's average annual total returns for various mandated time periods compare with those of a broad measure of market performance. Total return measures the change in the price of a mutual fund investment, assuming that all dividend income and capital gain distributions are reinvested.

These filings may compare average annual total returns for Ariel Focus Fund with standard benchmark indices: the S&P 500 INDEX* and the RUSSELL 1000 VALUE INDEX*. The indices do not represent the actual returns an investor might experience. Rather, they measure overall market returns. In addition, they do not take into account the costs of buying and selling securities or managing a stock portfolio; these costs are deducted from mutual fund returns.

[SIDENOTE]
An investment in Ariel Focus Fund, like any mutual fund, is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

* The S&P 500 INDEX is a broad market-weighted index dominated by large-sized companies.
* The RUSSELL 1000 VALUE INDEX measures the performance of large-sized, value-oriented companies with lower price-to-earnings ratios.

ANNUAL OPERATING EXPENSES

The table below describes the Fund's fees and expenses. If you buy and hold shares in the Fund, you bear these fees indirectly.

Like Ariel Fund and Ariel Appreciation Fund, Ariel Focus Fund is a "no-load" fund. You do not pay a sales charge when you buy or sell shares.

                                                 ARIEL FOCUS FUND
                                             PERCENTAGE OF AVERAGE DAILY
                                                  NET FUND ASSETS
Management Fees                                                     [0.75%]
Distribution and Service (12b-1) Fees                                0.25%
Other Expenses*                                                      [  ]
                                                                    -------
TOTAL ANNUAL OPERATING EXPENSES*                                     [  ]
Fee Waiver or Expense Reimbursement                                  [  ]
                                                                    =======
NET EXPENSES                                                        [1.25%]

*These expenses are based upon estimated operating expenses for the first fiscal year. Expenses may vary in future years. The Adviser is contractually committed to waive fees or reimburse expenses in order to limit the Fund's total annual operating expenses to 1.25% of net assets through the end of the fiscal year ended September 30, 200[6]. After that date, there is no assurance that such expenses will be limited.

SIDENOTE:

- MANAGEMENT FEES cover the costs of managing the fund's investments and the costs of administration and accounting.
- 12b-1 FEES pay for promotion and distribution of fund shares and services provided to shareholders. Because these fees are paid from fund assets on an ongoing basis, these fees will increase the cost of your investment and you may pay more over time than for shares with other types of sales charge arrangements.
- OTHER EXPENSES include the costs of the custodian and transfer agent, accountants, attorneys and trustees.

EXAMPLES
The example below illustrates the expenses you would incur on a $10,000 investment in Ariel Focus Fund based on the Fund's estimated level of expenses. The example assumes that the Fund earned an annual return of 5% over the periods shown and that you redeem your shares at the end of each time period.

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Ariel Focus Fund        $  125    [    ]    [    ]     [    ]

The example is hypothetical and is presented for the purpose of comparing the Fund's expense ratios with other mutual funds. It does not represent estimates of future expenses or returns, either of which may be greater or less than the amounts depicted.

OUR VALUE APPROACH IN-DEPTH

INVESTMENT OBJECTIVE

The investment objective of Ariel Focus Fund is long-term capital appreciation. It seeks stocks whose underlying value should increase over time. Any dividend and interest income the Fund earns is incidental to its fundamental objective. Ariel Capital Management, LLC, the Fund's Investment Adviser, cannot guarantee the Fund will achieve capital appreciation in every circumstance, but we are dedicated to that objective. We believe long-term capital appreciation:

-    results from investments in UNDERVALUED* stocks.
- results from investing in companies with long histories of earnings through good and bad economic cycles.
- is more likely to be found in consistent, predictable businesses that often sell everyday goods or services and enjoy a high level of repeat sales.
-    occurs when companies have a strong position in their markets.
- is the product of a committed and experienced management team, which efficiently operates its business and delivers solid value to its customers.

[SIDENOTE]

* Institutional investors consider a stock UNDERVALUED when it trades at a price below what they think the business is worth. The concept is relative. Investors might judge a stock undervalued on the basis of price to earnings ratio: they pay less for a dollar of corporate earnings when they buy a particular stock than they would if they bought another stock. Or they might judge a stock undervalued on the basis of the ratio of the value of its assets to the value of its market capitalization: they pay less for a dollar of assets by buying one stock than they would if they bought another stock.

INVESTMENT STRATEGY AND APPROACH

OUR APPROACH TO INVESTING

We believe successful long-term investing results from disciplined research, not from impulsive speculation or arbitrary guesswork. Since 1983, we have pursued an investment agenda that emphasizes companies whose share prices are undervalued. The Fund will focus on favorable opportunities in medium-sized and larger companies, generally with market capitalizations in excess of $10 billion.

CONSISTENT INDUSTRIES

Our disciplined research process favors tried-and-true businesses with predictable revenues versus trendy "concept stocks." We avoid areas characterized by rapid obsolescence, as well as industries vulnerable to new competition. We prefer established businesses with mature markets, many of which produce the goods and services of everyday life.

THE RESPONSIBILITY FACTOR

We believe ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, we believe that a company that cultivates diversity is more likely to attract and recruit the best talent and broaden its markets in profitable new directions. We do not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns. We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

INVESTMENT PROCESS: A FOCUS ON RESEARCH

UNCOVERING VALUE

Our proprietary research process begins with the usual Wall Street sources - financial analysts' reports, the standard computer databases and company press releases. Digging deeper, we review more than 150 newspapers, trade periodicals and technical journals. In this way, we believe we can uncover outstanding opportunities.

We apply the same intensive research once we have identified a candidate for investment. We comb through the company's financial history and analyze its prospects. We develop independent long-range financial projections and detail the risks.

In many instances, we verify our findings first-hand by conducting on-site visits and contacting the company's suppliers and customers. When possible we also speak with a company's competitors and former employees.

We also spend as much time and effort independently assessing key executives as we do the companies for which they work. We believe the character and quality of a company's management weighs at least as heavily as any other factor in determining its success. The skill of the management team will help the company overcome unforeseen obstacles. In addition, the team's contacts and experience will alert the company to emerging opportunities.

Since 1983, we have been able to build and maintain an extensive cross section of impartial research sources. As such, we are confident that we will continue to add depth to our research process and thereby further distinguish our investigative efforts.

A LONG-TERM VIEW

We believe the market will ultimately reward the companies in which we invest, and we give them the time such recognition requires. This long-term approach means that the Fund is expected to have a low rate of TURNOVER*.

Each time a fund turns over a holding (i.e., sells one stock to buy another), it incurs transaction charges that negatively impact investment returns - the higher the turnover rate, the more negative the impact. High turnover rates can reduce investment performance while low turnover rates can enhance it. A low rate of turnover can offer yet another advantage because it may defer a fund's taxable capital gains.

[SIDENOTE]

* TURNOVER is an indication of how long a fund typically holds the stocks it purchases. As a product of our long-term investment strategy, the turnover rate for Ariel Focus Fund is expected to be less than 50%.

PRINCIPAL INVESTMENTS

We are demanding and selective investors. Each company we choose for our portfolio must meet all of our criteria:

- a competitive stock price relative to its peers, as well as historic market valuations
-    seasoned management
-    a solid balance sheet and sound finances
-    a leading market position

Only a few such companies exist at any one time.

A portfolio consisting exclusively of stocks in these companies is highly select: Ariel Focus Fund is expected to invest in approximately 20 stocks.

CASH POSITIONS

At times we may maintain a larger than normal cash position in the Fund. Cash in the Fund is generally not held for defensive purposes, but is maintained while we search for compelling investments.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, the Fund does not have an operating history and therefore has no financial highlights. Financial highlights will be available in subsequent annual and semi-annual reports.

HOW THE ARIEL MUTUAL FUNDS ARE ORGANIZED

BOARD OF TRUSTEES

The Ariel Mutual Funds operate under the supervision of a Board of Trustees responsible to the shareholders of each Fund. The Trustees are:

BERT N. MITCHELL, CPA*
Chairman of the Board
Chairman and Chief Executive Officer
Mitchell & Titus, LLP

MARIO L. BAEZA, ESQ.*
Chairman, TCW/Latin America Partners, LLC
Chairman and Chief Executive Officer
The Baeza Group, LLC and Baeza & Co., LLC

JAMES W. COMPTON*
President and Chief Executive Officer
Chicago Urban League

WILLIAM C. DIETRICH, CPA*
Co-Executive Director
Shalem Institute for Spiritual Formation, Inc.

ROYCE N. FLIPPIN, JR.*
President
Flippin Associates

JOHN G. GUFFEY, JR.*
President, Aurora Press, Inc.

MELLODY L. HOBSON
President
Ariel Capital Management, LLC

CHRISTOPHER G. KENNEDY*
President, Merchandise Mart Properties, Inc.
Executive Officer, Vornado Realty Trust

MERRILLYN J. KOSIER
Executive Vice President
Ariel Capital Management, LLC

JOHN W. ROGERS, JR.
Chairman, Chief Executive Officer and Chief
Investment Officer
Ariel Capital Management, LLC

* Independent Trustee

INVESTMENT ADVISER

Ariel Capital Management, LLC directly manages the investments of Ariel Focus Fund. Its investment management services include buying and selling securities on behalf of the Ariel Mutual Funds, as well as conducting the research that leads to buy and sell decisions. The firm is located at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601 (Telephone: 312-726-0140 or 800-725-0140, web
site: arielmutualfunds.com).

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements is available in the Ariel Mutual Funds' Statement of Additional Information and in the Funds' shareholder reports.

The Adviser may make payments, out of its own assets, for distribution and/or sub-transfer agency services related to the Funds, to broker-dealers, financial intermediaries, record-keepers and other service providers. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The Statement of Additional Information provides additional information about such payments. Investors also should consult their financial intermediary regarding the details of payments such intermediaries may receive, if any, in connection with the sale of shares of the Ariel Mutual Funds.

PORTFOLIO MANAGERS

The co-portfolio managers for Ariel Focus Fund, who make the final investment decisions for the Fund, are:

- Charles K. Bobrinskoy, Vice Chairman of the Adviser. Mr. Bobrinskoy oversees the Adviser's investment team and trading operations. Prior to joining the Adviser in 2004, Mr. Bobrinskoy spent 21 years working at Citigroup, Inc.'s Global Corporate and Investment Bank and its predecessor company, Salomon Brothers, Inc., ultimately serving as Managing Director and Head of North American Investment Banking Branch Offices;

- Timothy Fidler, Senior Vice President (Portfolio Management) and Director of Research of the Adviser. Mr. Fidler joined the Adviser in 1999 and oversees its investigative research effort by managing the firm's analysts and supervising all proprietary research conducted by the firm.

The Statement of Additional Information provides additional information about the portfolio managers, their compensation, and their ownership of shares of the Fund.

ADMINISTRATION

Ariel Capital Management, LLC is responsible for the administrative services of all Ariel Mutual Funds, including Ariel Focus Fund. These services include:

- responding to shareholder requests for information on their accounts and on the Ariel Mutual Funds in general
- preparing quarterly reports to shareholders detailing the Funds' strategies and performance

-    preparing and distributing proxy materials to shareholders
- marketing shares of the Funds through banks, brokers and other financial services firms through its wholly-owned subsidiary, Ariel Distributors, Inc.

Ariel Capital Management, LLC has engaged an independent organization, STATE STREET BANK AND TRUST COMPANY (STATE STREET), to perform day-to-day FUND ADMINISTRATION AND TAX REPORTING SERVICES, as well as to prepare reports for the Board of Trustees. STATE STREET is also the Fund's FUND ACCOUNTANT and CUSTODIAN. In this role, State Street prices the shares of the Fund daily and oversees the payment of distributions to shareholders. BOSTON FINANCIAL DATA SERVICES (BFDS), an affiliate of State Street, serves as the Fund's TRANSFER AGENT. In this role, BFDS maintains shareholder records, opens shareholder accounts, and processes buy and sell orders for shares of the Fund.

MANAGEMENT FEES

Ariel Capital Management, LLC will be paid for its investment and administration services for Ariel Focus Fund at the annual rate of [0.75%] of the first $500 million of average daily net assets, declining to [0.65%] of average daily net assets over $1 billion.

SHAREHOLDER STATEMENTS AND REPORTS

To keep you informed about your investments, Ariel Mutual Funds will send you various account statements, including:

- confirmation statements that verify a buy or sell transaction (except in the case of automatic purchases from bank accounts and automatic redemptions)
-    quarter-end and year-end consolidated account statements
- "The Patient Investor," our award-winning quarterly report and market commentary
- average cost statements for certain types of accounts that sold shares during the year

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. We will send you a notice at least 60 days before sending only one copy of these documents if we have not received written consent from you previously.

Should you wish to receive individual copies of materials, please contact us at 1-800-292-7435. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

MANAGING YOUR ARIEL ACCOUNT

You may purchase or sell shares in the Ariel Mutual Funds directly with Ariel or through an intermediary, such as a broker, bank, investment adviser or record-keeper. The following sections apply to purchasing and selling Fund shares directly with Ariel Mutual Funds.

DOING BUSINESS WITH ARIEL

Ariel Mutual Funds shareholder services representatives are available Monday through Friday (except holidays) from 8:00 am to 5:00 pm Central Time. Our web site and Turtle Talk (automated shareholder information hotline) are both available 24 hours a day, 7 days a week.

ON THE WEB
arielmutualfunds.com                         -    Open a new account
                                             -    Buy, sell or exchange shares
                                             -    Access general fund information and
                                                  literature
                                             -    Change your address
                                             -    Add or modify your automatic
                                                  investment program
                                             -    View updated fund prices and
                                                  performance
                                             -    View personalized performance for
                                                  your Ariel Mutual Funds accounts
                                             -    View account balances and recent
                                                  transactions
                                             -    View the average cost basis for
                                                  your Ariel Mutual Funds shares
                                             -    Sign-up for eDelivery to receive
                                                  your quarterly account statements,
                                                  quarterly reports, prospectuses
                                                  and tax forms online
BY PHONE
1-800-29-ARIEL                               -    Buy, sell or exchange shares
(1-800-292-7435)                             -    Change your address
                                             -    Check prices and account balances
Select OPTION 2 for TURTLE TALK              -    Order duplicate statements and tax
                                                  forms
IN WRITING
REGULAR MAIL                                 -    Open a new account
BFDS                                         -    Buy, sell or exchange shares
Attn: Ariel Mutual Funds P.O. Box 219121     -    Change account registration
Kansas City, MO  64121-9121                  -    Arrange for seasonal mailing
                                                  addresses
OVERNIGHT MAIL                               -    Add banking information to your
BFDS                                              account
Attn: Ariel Mutual Funds                     -    Add or modify your automatic
330 West 9th Street                               investment program
Kansas City, MO  64105-1514
(Telephone: 816-843-9700)

OPENING A NEW ARIEL ACCOUNT

You can invest in Ariel Mutual Funds through several different account arrangements.

                                                     ACCOUNT MINIMUMS (PER FUND)

                                                                                    EACH
                                                                  INITIAL           SUBSEQUENT
ACCOUNT TYPE           SPECIAL FEATURES                           INVESTMENT        INVESTMENT
---------------------------------------------------------------------------------------------------
REGULAR ACCOUNT        Available as individual, joint,
                       custodial, trust, partnership and
                       corporate accounts.                            $     1,000    $           50

IRA (TRADITIONAL,      Tax-deferred and tax-free accounts for
ROTH, SEP) AND         retirement and education.
COVERDELL EDUCATION
SAVINGS ACCOUNT        IRA and ESA account holders will be
(ESA)                  charged a $15 annual record-keeping fee
                       or a $60 one-time, lifetime
                       record-keeping fee. The fee is assessed
                       per Social Security number (not per
                       account) and covers all your IRA
                       (Traditional, Roth, Rollover, etc.) and
                       ESA accounts in all the Ariel Mutual
                       Funds. There are no set-up fees or
                       restrictions.                                  $       250    $           50

AUTOMATIC INVESTMENT   Regular, automatic investment directly
PROGRAM                from  your bank account or your paycheck
                       to Ariel; available for all types of
                       accounts. Initial minimum investment
                       requirement waived if you automatically
                       invest a minimum of $50 per month              $ 0 (waived)   $ 50 per month

Shares of Ariel Focus Fund have been registered with the Securities and Exchange Commission and, as of the date of this prospectus, in the States of Illinois, Maryland, New Jersey, New Mexico, New York and Wisconsin. Shares of this Fund currently are not available for public sale in any other state or jurisdiction. Currently, the trustees, officers, employees and consultants of Ariel Mutual Funds; directors, employees, shareholders or existing clients of the Adviser and their affiliates and family members; and selected institutional investors are eligible to purchase shares. The Adviser reserves the right to reject any offer to purchase shares.

CHOICES FOR ACCOUNT REGISTRATION

To invest with Ariel Mutual Funds you must be a U.S. resident with a Social Security number or a tax identification number. You can open a new account in any of the following ways:

-    VIA THE INTERNET
     Visit our web site at arielmutualfunds.com and follow the instructions presented on the screen. For important information on this feature, please refer to the "Internet Transactions" section on page XX.

     -   BY MAIL
         REGULAR MAIL                             OVERNIGHT MAIL
         BFDS                                     BFDS
         Attn: Ariel Mutual Funds                 Attn: Ariel Mutual Funds
         P.O. Box 219121                          330 West 9th Street
         Kansas City, MO 64121-9121               Kansas City, MO 64105-1514
         (Telephone: 800-292-7435)                (Telephone: 816-843-9700)

-    BY WIRE
     Call 1-800-292-7435 to obtain a prospectus and an account number, and wire your initial investment to:

     State Street Bank & Trust Co.
     ABA# 101003621
     Attn: Ariel Mutual Funds
     Account# 7528205
     801 Pennsylvania
     Kansas City, MO 64105-1307

CURRENT ARIEL SHAREHOLDERS MAY ALSO OPEN A NEW, IDENTICALLY REGISTERED AUTHORIZED ARIEL ACCOUNT:

-    VIA THE INTERNET
     Visit our web site at arielmutualfunds.com and follow the instructions presented on the screen. For important information on this feature, please refer to the "Internet Transactions" section on page XX.

-    BY TURTLE TALK
     Call 1-800-292-7435, OPTION 2 and follow the voice prompts.

-    BY PHONE OR WIRE
     Call 1-800-292-7435 to arrange for this transaction.

PLEASE NOTE:
- You may be asked to return an original completed and signed application for every newly registered account you open, regardless of type.
- With an Automatic Investment Program, any time a scheduled investment cannot be made because your bank account has insufficient funds, we reserve the right to charge your account $10, plus any costs incurred. We also reserve the right to close the account after two successive incidents of insufficient funds.

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

In accordance with the regulations issued under the USA PATRIOT Act, Ariel Mutual Funds and their transfer agent are required to obtain, verify and record information that identifies each person who applies to open an account. For this reason, when you open (or change ownership of) an account, we will ask for your name, street address (or APO/FPO), date of birth, taxpayer identification number and other information which we will verify to confirm your identity.

We are required to reject your account application if you fail to provide us with all of the required information. We will attempt to contact you or your broker to try and collect the missing information. Please note:

- If you are unable to provide the requested information or we are unable to contact you within two (2) business days, your application will be rejected and we will return your purchase check.
- If we obtain the required information from you, your investment will be accepted and you will receive the Fund price as of the date all information is received.

After your account is established, the Funds are required by law to verify your identity. If we are unable to verify your identity based on the information you provide, we reserve the right to close and liquidate your account. You will receive the Fund share price for the day your account is closed and the proceeds will be sent to you via check. In addition, we reserve the right to hold your proceeds until the earlier of (i) fifteen (15) days after your purchase check was invested; or (ii) the date we can verify your purchase check has cleared. Under some circumstances the Funds may be required to "freeze" your account if information matches government suspicious activity lists.

ADDING TO AN EXISTING ARIEL ACCOUNT

Existing shareholders may purchase additional shares for all authorized accounts through any of the methods presented below.

                        CONTACT US AT                                    EASY INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------
VIA THE INTERNET(a)     arielmutualfunds.com                             You need your active Ariel account number and
                                                                         your Social Security or tax identification
                                                                         number to establish a password and initiate
                                                                         the transaction.  For more information on
                                                                         this feature, please refer to the "Internet
                                                                         Transactions" section on page XX.

BY TURTLE TALK(a)       1-800-29-ARIEL                                   If you are a first time caller, you need your
                        (1-800-292-7435), OPTION 2                       Social Security or tax identification number
                                                                         and your account number to establish a PIN.
                                                                         Once you have a PIN, follow the voice prompts
                                                                         to initiate the transaction.

BY MAIL                 REGULAR MAIL                                     Make your check payable to ARIEL MUTUAL
                        BFDS                                             FUNDS.  Send it along with the bottom of your
                        Attn: Ariel Mutual Funds                         most recent account statement or with a note
                        P.O. Box 219121                                  that includes the registered account name,
                        Kansas City, MO 64121-9121                       account number and the name of the Fund in
                                                                         which you wish to invest.
                        OVERNIGHT MAIL
                        BFDS
                        Attn: Ariel Mutual Funds
                        330 West 9th Street
                        Kansas City, MO 64105-1514
                        (Telephone: 816-843-9700)

BY WIRE                 1-800-292-7435 to arrange for this               Provide our shareholder services
                        transaction, and wire your investment to:        representative with your name, Social
                        State Street Bank & Trust Co.                    Security or tax identification number,
                        Attn: Ariel Mutual Funds                         account number and Fund name, as well as the
                        801 Pennsylvania                                 name and address of the financial institution
                        Kansas City, MO 64105-1307                       wiring the money.
                        ABA# 101003621
                        Account# 7528205

                        CONTACT US AT                                    EASY INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------
BY PHONE                1-800-292-7435, Option 3                         By using the telephone exchange plan, provide
                                                                         our shareholder services representative with
                                                                         your name and Social Security or tax
                                                                         identification number, as well as
                                                                         instructions for purchasing additional
                                                                         shares.

(a) You need to have pre-existing banking information on file prior to adding to your account via the Internet or Turtle Talk.

PLEASE NOTE:

- Refer to "Determining the Price for Your Transaction" on page XX for information regarding how the Fund share price for your purchase is determined.
- We calculate the number of shares you have purchased based on the Fund share price (net asset value) you received for your order.
- We can accept purchases only in U.S. dollars drawn on U.S. banks. We CANNOT accept cash, cashier's checks, travelers checks, money orders, credit cards, credit card checks, third-party checks (except for properly endorsed IRA rollover checks), starter checks or business checks for deposit in individual accounts.
- If payment for your check or telephone purchase order does not clear, Ariel will cancel your purchase and you will be liable for any losses or fees the Fund or its transfer agent incurs.
- Broker-dealers may charge a transaction fee on the purchase or sale of Fund shares.

SELLING ARIEL FUND SHARES

Existing shareholders may sell shares through any of the methods presented below for all authorized accounts.

                        CONTACT US AT                                    EASY INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------
VIA THE INTERNET        arielmutualfunds.com                             You need your active Ariel account number and
                                                                         your Social Security or tax identification
                                                                         number to establish a password and initiate
                                                                         the transaction.  For more information on
                                                                         this feature, please refer to the "Internet
                                                                         Transactions" section on page XX.

BY TURTLE TALK          1-800-29-ARIEL                                   If you are a first time caller, you need your
                        (1-800-292-7435), OPTION 2                       Social Security or tax identification number
                                                                         and your account number to establish a PIN.
                                                                         Once you have a PIN, follow the voice prompts
                                                                         to initiate the transaction.

BY WIRE                 1-800-292-7435 to arrange for this               Call or send us a letter with your account
                        transaction.                                     name and number, as well as the number of
                                                                         shares you wish to sell or the dollar amount
                                                                         you wish to receive.  WE WILL WIRE THE
                                                                         PROCEEDS TO THE FINANCIAL INSTITUTION OF
                                                                         RECORD.

BY MAIL                 REGULAR MAIL                                     Send us a letter with your account name and
                        BFDS                                             number, as well as the number of shares you
                        Attn: Ariel Mutual Funds                         wish to sell or the dollar amount you wish to
                        P.O. Box 219121                                  receive.  A CHECK WILL BE SENT TO THE ADDRESS
                        Kansas City, MO 64121-9121                       OF RECORD.

                        OVERNIGHT MAIL
                        BFDS
                        Attn: Ariel Mutual Funds
                        330 West 9th Street
                        Kansas City, MO 64105-1514
                        (Telephone: 816-843-9700)

                        CONTACT US AT                                    EASY INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL   Use either of the addresses listed               Send us a letter with your account name and
                        above.                                           number, the dollar amount you wish to receive
                                                                         with each check and how often you wish to
                                                                         receive checks (monthly or quarterly). YOU
                                                                         MUST MAINTAIN A MINIMUM BALANCE OF $25,000
                                                                         AND MAKE A MINIMUM WITHDRAWAL OF $100.

BY PHONE                1-800-292-7435, Option 3                         Provide our shareholder services
                                                                         representative with your name, Social
                                                                         Security or tax identification number and
                                                                         account number. $50,000 IS THE MAXIMUM
                                                                         AMOUNT YOU CAN SELL PER DAY WITHOUT A
                                                                         MEDALLION SIGNATURE GUARANTEE.

PLEASE NOTE:

- Refer to "Determining the Price for Your Transaction" on page XX for information regarding how the Fund share price for your redemption is determined.
- We normally send the proceeds of your redemption to you the next business day except, as noted, in the case of shares purchased by mail or through an automatic investment plan. However, if we feel the sale may adversely affect the operation of the Fund, we may take up to seven (7) days to send your proceeds.
-    We may charge a $10 fee to process payment by wire.
- If the value of your account falls below $1,000 for any reason, including a market decline, Ariel reserves the right to close your account and send you the proceeds with thirty (30) days written notice. Ariel will redeem your shares at the NAV calculated on the day your account is closed.
- Broker-dealers may charge a transaction fee on the sale or purchase of Fund shares.
- We reserve the right to pay redemptions in the Ariel Mutual Funds in kind (marketable portfolio securities).
- We cannot send you the proceeds from a redemption of shares that were purchased by mail or through an automatic investment plan (ACH) until the earlier of fifteen (15) days after your purchase check was invested or the date that we can verify your purchase check has cleared.

MEDALLION SIGNATURE GUARANTEE

In some cases, you will have to make your redemption request in writing, and will have to obtain a medallion signature guarantee. A medallion signature guarantee is designed to protect you and Ariel from fraudulent activities. Ariel requires a medallion signature guarantee in the following situations:

- you request a change to your current account registration, such as changing your name or transfer on death (TOD) beneficiary or adding or removing a joint owner
-    you want to add or modify your banking information
-    you want to sell shares and
     - you want the check mailed to an address other than the address on the account registration
     - you want the check mailed and the address of record was changed within the past sixty (60) days
     - you want the check made payable to someone other than the account owner
     - you instruct Ariel to wire the proceeds to a bank or brokerage account, but the telephone redemption by wire plan is not activated on the account
     - you instruct Ariel to wire the proceeds to a bank or brokerage account other than the account listed on your current account record

-    you want to sell more than $50,000 in shares

Medallion signature guarantees can be obtained from a commercial bank, trust company, savings and loan association, broker-dealer, credit union (if authorized under state law), or securities exchange or association. Please call us at 1-800-292-7435 for additional details. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE.

SHAREHOLDER SERVICES

CONFIRMING YOUR TRANSACTIONS

We will send you a written confirmation of every purchase and sale, excluding automatic purchases and sales. Please review the confirmation for accuracy.

SECURING YOUR TELEPHONE AND INTERNET ORDERS

Ariel will take all reasonable precautions to ensure that your telephone and Internet transactions are authentic. By telephone, such procedures include a request for personal identification (account or Social Security number) and tape-recording of your instructions. By Internet, such procedures include the use of your account number, Social Security number, password and encryption. We cannot, however, be held liable for executing instructions we reasonably believe to be genuine. All shareholders, with the exception of fiduciary accounts, automatically receive telephone and Internet privileges to exchange, purchase or sell shares. Fiduciary account holders receive telephone and Internet privileges to purchase and exchange only. If you do not want the flexibility of telephone and Internet privileges, decline those services on your account application or call 1-800-292-7435. Please note that corporations, partnerships, charitable organizations and investment clubs must conduct all transactions via mail.

EXCHANGING SHARES

You may exchange the shares of Ariel Focus Fund you own for shares of another Ariel Mutual Fund, so long as you meet the investment minimum required for that Fund.

You also may exchange the shares of Ariel Focus Fund you own for shares of SSgA Money Market Fund. You should read the prospectus for any new Fund in which you invest. You can obtain a prospectus for any of the above-referenced funds by calling 1-800-292-7435 or by visiting our award-winning web site at arielmutualfunds.com.

PLEASE NOTE:

- To exchange shares from one Ariel account to another Ariel account or to exchange shares to the SSgA Money Market Fund, call 1-800-292-7435 or visit our award-winning web site at arielmutualfunds.com.
- Each exchange represents both a sale and a purchase of fund shares. Therefore, you may incur a gain or loss for income tax purposes on any exchange.
- Refer to "Determining the Price for Your Transaction" on page XX for information regarding how the Fund share prices for your exchange are determined.
- Shares purchased through exchange must be registered in the current account name with the same Social Security or taxpayer identification number.
- If you are authorized for telephone and Internet transactions and you provide the proper information to an agent of your choice, your agent can also make telephone or Internet exchanges on your behalf.
-    There must be at least 24 hours between exchanges.

MARKET TIMING

ARIEL MUTUAL FUNDS DO NOT KNOWINGLY PERMIT MARKET TIMING.

- The Funds' Board of Trustees has adopted market timing policies and procedures. It is the policy of the Funds to discourage and take reasonable steps to prevent or minimize, to the extent practical, rapid purchases and redemptions of shares of the Funds.
- Ariel reserves the right to temporarily or permanently terminate the privilege of any investor to execute transactions in our Funds if such investor appears to be market timing. Excessive trading interferes with a fund's ability to implement long-term investment strategies; increases a fund's portfolio turnover ratio; increases a fund's portfolio transaction expenses; may increase taxable distributions and decrease tax-efficiency; and may decrease investment performance for the fund's long-term shareholders.
- Although Ariel does not knowingly permit market timing of our Funds, we receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.
- Ariel uses several methods to reduce the risk of market timing. These methods include: (i) limiting annual exchange activity per fund account;
     (ii) working with the Funds' transfer agent to monitor investor accounts to identify shareholders that engage in excessive trading (including, but not limited to, monitoring holding periods and transaction amounts); and (iii) committing staff to review on a continual basis recent trading activity to identify trading activity that may be contrary to the Funds' market timing policy.
-    See further information in Exchange Plan Restrictions.

EXCHANGE PLAN RESTRICTIONS

- You will be permitted to make up to four (4) round trip exchanges per calendar year (a round trip is an exchange out of one Fund into another Fund, and then back again).
- Ariel may temporarily or permanently terminate the exchange privilege of any person or group, if Ariel believes that the purchase will be harmful to existing shareholders or inconsistent with our market timing policies and procedures.
- Ariel may terminate or modify exchange privileges at any time, but will attempt to give sixty (60) days prior notice or as much prior notice as is reasonably possible.

PLEASE NOTE:
- If your account is subject to back-up withholding, you may not use the exchange plan.

CALCULATING THE FUNDS' SHARE PRICES

We calculate the price of Ariel Mutual Funds shares at net asset value (NAV) as of close of trading on the New York Stock Exchange (NYSE) (normally 3:00 pm Central Time) every day the Exchange is OPEN FOR BUSINESS*. The NAV is computed by subtracting the Fund's liabilities from its total assets and dividing the result by the number of shares outstanding.

Equity securities held in the Funds' portfolios are generally valued at their market prices. Bonds are generally valued on the basis of quotations provided by pricing services or dealers. In cases when quotations for a particular security are not readily available, we calculate a fair value of the security under procedures established by the Board of Trustees.

For example, the Funds may calculate a fair value for a security if the principal market in which a portfolio security is traded closes early or if trading in a security was halted before a Fund calculates its net asset value. A security's fair value price will result in a price that may be significantly different than its opening price the next day. Further, the use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.

DETERMINING THE PRICE FOR YOUR TRANSACTION

If we receive your request to purchase, sell or exchange Fund shares on or before New York Stock Exchange (NYSE) Closing Time (normally 3:00 pm Central
Time), you will receive that day's closing price. If we receive your request after NYSE Closing Time, we will process your request at the NAV next calculated on the following business day.

In cases where we require additional documentation to complete your request to purchase, sell or exchange Fund shares, you will receive the Fund price as of the time all information is received.

If you are purchasing, selling or exchanging Fund shares through a broker-dealer, third-party distributor or other financial institution, your NAV is dependent upon when your financial intermediary receives your request and sends it to Ariel Mutual Funds. To receive the closing price for the day you place your order, your broker-dealer, third-party distributor or other financial institution must receive your order on or before NYSE Closing Time and promptly transmit the order to Ariel Mutual Funds. We rely on your financial intermediary to have procedures in place to assure our pricing policy is followed.

[SIDENOTE]

* The Exchange is normally open for business every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Ariel may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends and holidays), when trading is restricted or as permitted by the SEC.

INTERNET TRANSACTIONS

Our award winning web site, arielmutualfunds.com, offers the following services:

-    Open an account entirely online--no forms to print or mail
-    Check your Fund account balances and historical transactions
-    Purchase, exchange and redeem shares of Ariel Mutual Funds
- Sign-up for eDelivery* which allows you online access to your quarterly account statements, quarterly reports, prospectuses and privacy notices

* eDelivery provides you with quick access and archiving abilities. It also saves paper and reduces mailing costs.

Payment for shares purchased through our web site may be made only through an ACH (Automated Clearing House) debit of your bank account of record. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds' web site. Transactions through the web site are subject to the same investment and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet. There also may be times when the web site is unavailable for Fund transactions or other purposes. Should this happen, you should consider performing transactions by another method.

Ariel Mutual Funds employs procedures to confirm that transactions entered through the Internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions on the Funds' web site, you will need your account number, Social Security number and password. Neither the Funds nor their transfer agent, distributor or adviser will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

DISTRIBUTIONS

Net realized capital gains are distributed to all shareholders at least annually. Net investment income for Ariel Focus Fund will be declared and distributed once per year. You may receive your Fund dividends and/or capital gains distributions in several ways:

- REINVESTMENT. Unless otherwise instructed, we reinvest your fund dividends and capital gains distributions in additional shares. The share price is computed as of the ex-dividend date.
- INCOME ONLY. Ariel will automatically reinvest your capital gains distributions, but you may receive a check for income dividends. If you prefer, Ariel will send your dividend proceeds directly to your bank or financial institution via ACH transfer. You must establish this feature at least ten (10) days prior to the distribution.
- CASH. You may receive all dividends or capital gains distributions totaling more than $10 in cash. To do so, you must notify Ariel Mutual Funds in writing ten (10) days prior to the payment date. Please refer to the mailing address on page XX.

PLEASE NOTE:

- Ariel will automatically reinvest distributions for IRA shareholders. A cash payment of a distribution is considered a withdrawal of IRA earnings, and is subject to taxes and potential income penalties for those under age 59 1/2. Once you reach 59 1/2, you are eligible to withdraw the earnings from your IRA and may request cash payments of the distributions.
- For those not reinvesting their dividends, Ariel will normally begin mailing distribution checks within five (5) business days following the payable date.

TAXES

The tax status of your distributions from a Fund does not depend on whether you reinvest them or take them in cash, nor does it depend on how long you have owned your shares. Rather, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains and different tax rates apply for these distributions. Every January, Ariel will send you and the IRS a statement called Form 1099-DIV; this form will show the amount of each taxable distribution you received from the previous year. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. If you sell shares you have held for a year or longer, any gain or loss is treated as a capital gain or loss. If you sell shares within one year of purchase, any gains are treated as ordinary income and losses are subject to special rules.

SIDENOTE
! Tax laws are subject to change. We recommend consulting your tax advisor about your particular tax situation under the current laws.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that Ariel Mutual Funds used to determine how to vote proxies relating to portfolio securities, and information on how the Funds voted those proxies during the most recent 12-month period ended June 30, are available on our web site at arielmutualfunds.com and without charge, upon request, by calling us at 1-800-292-7435. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

Ariel Mutual Funds publicly disclose all portfolio holdings (and related analytical information) as of the most recent month-end on the Funds' web site, generally within 5 days of month-end. A complete description of the policies and procedures regarding the Funds' disclosure of portfolio holdings may be found in the Funds' Statement of Additional Information. The Funds' complete portfolio holdings as of the most recent month-end and a copy of the complete Portfolio Holdings Policies and Procedures are available on our web site at arielmutualfunds.com.

SUMMARY OF BUSINESS CONTINUITY PLAN

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption. Ariel Mutual Funds, the Adviser and the Distributor have adopted, and regularly review, a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Funds' transfer agent, BFDS, in Kansas City, Missouri. Additionally, all fund transactions (including purchases, redemptions and exchanges) are made exclusively through BFDS.

In the event of any disruptive occurrence that would adversely affect BFDS' primary facilities, BFDS has developed a comprehensive business continuity plan that is designed to ensure that BFDS can continue to carry out its obligations on behalf of the Ariel Mutual Funds and their shareholders.

PRIVACY NOTICE

We collect information about you from your account application and other forms that you deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing your account statement and other information about our products and services to you. We require these outside firms, organizations or individuals to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise allowed or required by the law.

We will only share information about you with those employees who will be working with us to provide our products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

ADDITIONAL INFORMATION

Additional information about the Ariel Mutual Funds is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can also find more detailed information about the Ariel Mutual Funds in the current Statement of Additional Information, dated February 1, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, or any of the annual or semi-annual reports, or if you have questions about investing in the Funds, contact us at:

ARIEL MUTUAL FUNDS
P.O. BOX 219121
KANSAS CITY, MISSOURI
64121-9121
800-292-7435
arielmutualfunds.com

You can find reports and other information about the Funds on the SEC web site (www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090 or send an e-mail to publicinfo@sec.gov.

Ariel Mutual Funds
Investment Company Act File No. 811-4786
AFF Pro. 6.___.2005

                             ARIEL INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 2005

                            AS UPDATED JUNE __, 2005

                                   ARIEL FUND
                             ARIEL APPRECIATION FUND
                                ARIEL FOCUS FUND

                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                         1-800-29-ARIEL (1-800-292-7435)
                            www.arielmutualfunds.com

        Ariel Fund ("Ariel Fund"), Ariel Appreciation Fund ("Appreciation Fund") and Ariel Focus Fund ("Focus Fund") (each a "Fund" and collectively, the "Ariel Mutual Funds" or the "Funds") are series of Ariel Investment Trust (the "Trust").

        The Trust's audited financial statements included in the Annual Report to Shareholders for the Funds dated September 30, 2004 are expressly incorporated herein by reference and made a part of this Statement of Additional Information. Copies of the Annual Report may be obtained free of charge by writing or calling the Funds.

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT PROVIDES INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF ARIEL FUND AND APPRECIATION FUND DATED FEBRUARY 1, 2005, AND THE PROSPECTUS OF FOCUS FUND DATED JUNE __, 2005, AND ANY SUPPLEMENTS THERETO, WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE FUNDS.

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                       3

INVESTMENT RESTRICTIONS                                                   3

INVESTMENT STRATEGIES AND RISKS                                           6

TOTAL RETURN AND OTHER PERFORMANCE INFORMATION                            9

DIVIDENDS, CAPITAL GAINS AND TAXES                                       12

PURCHASING, EXCHANGING AND REDEEMING SHARES                              13

PRICING SHARES                                                           18

INVESTMENT ADVISER AND FUND ADMINISTRATOR                                19

METHOD OF DISTRIBUTION                                                   26

TRANSFER AGENT, SUB-TRANSFER AGENTS AND CUSTODIAN                        28

PORTFOLIO TRANSACTIONS                                                   29

PROXY VOTING POLICY                                                      32

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            33

TRUSTEES                                                                 33

STANDING COMMITTEES OF THE BOARD OF TRUSTEES                             36

COMPENSATION SCHEDULE                                                    37

TRUSTEES' FUND HOLDINGS                                                  38

OFFICERS                                                                 39

INDEPENDENT TRUSTEES' AFFILIATIONS AND TRANSACTIONS                      40

SIGNIFICANT SHAREHOLDERS                                                 41

APPENDIX                                                                 43

                               GENERAL INFORMATION

        Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund are series of Ariel Investment Trust, an open-end, diversified management investment company organized as a serial Massachusetts business trust on April 1, 1986 (the "Trust"). The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

        Each share of each series of the Trust represents an equal proportionate interest in that series and is entitled to such dividends and distributions out of the income belonging to such shares as declared by the Board. Upon any liquidation of the Trust, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.

        The Prospectuses and this Statement of Additional Information do not contain all the information in the Funds' registration statement. The registration statement is on file with the Securities and Exchange Commission (the "SEC") and is available to the public.

                             INVESTMENT RESTRICTIONS

        The Trust has adopted the following investment restrictions for the Funds. Fundamental investment restrictions cannot be changed as to a Fund without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. Shares have equal rights as to voting.

ARIEL FUND AND ARIEL APPRECIATION FUND

        Ariel Fund and Ariel Appreciation Fund have adopted the following FUNDAMENTAL investment restrictions; neither Fund may:

        (1) Purchase securities of any issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

        (2) Concentrate (e.g., invest) more than 25% of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

        (3) Purchase more than 10% of the outstanding voting securities of any issuer.

        (4) Make loans (other than loans of its portfolio securities, loans through the purchase of money market instruments and repurchase agreements, or loans through the purchase of bonds, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions). The purchase of a portion of an issue of publicly distributed debt obligations shall not constitute the making of loans. (See also "Additional Information about Lending Securities and Repurchase Agreements - Loans of Portfolio Securities.")

        (5)    Underwrite the securities of other issuers.

        (6) Purchase securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market or which are repurchase agreements not terminable within seven days if at the time of purchase more than 5% of the Appreciation Fund's total assets or 10% of Ariel Fund's total assets would be so invested.

        (7) Purchase from or sell to any of the Fund's officers or trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.

        (8) Issue senior securities or borrow money, except from banks as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 10% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. In order to secure any such bank borrowings under this section, the Fund may pledge, mortgage or hypothecate the Fund's assets and then in an amount not greater than 15% of the value of its total assets. The Fund will not borrow for leverage purposes and investment securities will not be purchased while any borrowings are outstanding.

        (9) Make short sales of securities, purchase any securities on margin, or invest in warrants or commodities.

        (10) Write, purchase or sell puts, calls, straddles or spreads, or combinations thereof.

        (11) Purchase or retain the securities of any issuer if any officer or trustee of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and if together such individuals own more than 5% of the securities of such issuer.

        (12) Invest for the purpose of exercising control or management of another issuer.

        (13) Invest in real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate or real estate mortgages and may invest in the securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

        (14) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

        (15) Purchase the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

        (16) Purchase the securities of companies which have a record of less than three years' continuous operation if, as a result, more than 5% of the value of the Fund's assets would be invested in securities of such issuer.

        (17)   Engage in arbitrage transactions.

        All of the above restrictions apply as of the time of the transaction entered into by either Fund without regard to later changes in the value of any portfolio security or the assets of the Fund.

ARIEL FOCUS FUND

        Ariel Focus Fund has adopted the following FUNDAMENTAL investment restrictions:

        (1) Commodities. The Fund may not purchase or sell commodities or commodity contracts except contracts in respect to financial futures.

        (2) Real Estate. The Fund may not purchase real estate or real estate mortgages, but may purchase securities backed by real estate or interests therein (including mortgage interests) and securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein. (This does not prevent the Fund from owning and liquidating real estate or real estate interests incident to a default on portfolio securities.)

        (3) Diversification of Fund Investments. The Fund is classified as a nondiversified fund under the 1940 Act and is therefore allowed to focus its investments in fewer companies than a diversified fund.

        (4) Industry Concentration. The Fund may not purchase the securities of companies in any one industry if 25% or more of the value of the Fund's total assets would then be invested in companies having their principal business activity in the same industry. U.S. Government Securities are not subject to this limitation.

        (5) Senior Securities; Borrowing. The Fund may not issue senior securities except as permitted under the 1940 Act. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing.

        (6) Underwriting. The Fund does not engage in the underwriting of securities. (This does not preclude it from selling restricted securities in its portfolio.)

        (7) Lending Money or Securities. The Fund may not lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than one-third of the Fund's net assets to then be subject to such loans.

        In addition to the foregoing restrictions, Ariel Focus Fund has adopted the following NON-FUNDAMENTAL investment restrictions that may be changed without shareholder approval.

        (1) Margin. The Fund may not purchase any securities on margin, except that the Fund may (a) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; or (b) make margin deposits in connection with transactions in futures and forward contracts.

        (2) Borrowing. The Fund may not borrow money except from banks for temporary or emergency purposes in an amount not exceeding 33-1/3% of the value of its total assets (including amounts borrowed). The Fund may not purchase securities when money borrowed exceeds 5% of its total assets.

        (3) Futures. The Fund may not purchase a futures contract, except in respect to interest rates and then only if, with respect to positions which do not represent bona fide hedging, the aggregate initial margin for such positions would not exceed 5% of the Fund's total assets.

        (4) Illiquid Securities. The Fund may not purchase illiquid securities (including restricted securities which are illiquid and repurchase agreements maturing in more than seven days) if, as a result, more than 15% of its net assets would be invested in such securities.

        (5) Investing for Control. The Fund may not invest for the purpose of exercising control or management of another issuer.

        (6) Officer and Trustees. The Fund may not purchase from or sell to any of the Trust's officers or trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.

                         INVESTMENT STRATEGIES AND RISKS

        Although there is no predetermined percentage of assets to be invested in stocks, bonds, or money market instruments, each Ariel Mutual Fund will normally invest their respective assets in equity securities. Such securities will include common stocks, and may include convertible debt securities and preferred stocks. On occasion, however, the Funds may invest in debt obligations or fixed-income obligations, such as money market instruments. Securities may be purchased subject to repurchase agreements with recognized securities dealers and banks.

THE FUNDS MAY LEND THEIR PORTFOLIO SECURITIES

        Securities of a Fund may be loaned to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents, such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the loan must be terminable upon notice, at any time. The borrower is obligated, after notice, to redeliver the borrowed securities within five business days. The Trust will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. A Fund may make a securities loan if the value of the securities loaned from the Fund will not exceed 10% of the Fund's assets.

        The advantage of such loans would be that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuer on the loaned securities while at the same time earning interest on the cash or equivalent collateral. Upon the lending of securities, the collateral (cash or equivalent) on the loan shall be invested in a manner consistent with the Funds' investment policies and restrictions.

        Securities loans would be made to broker-dealers and other financial institutions to facilitate their deliveries of such securities. As with any extension of credit there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, loans will be made only to those firms that Ariel Capital Management, LLC (the "Adviser") deems creditworthy and only on such terms as it believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund; any gain or loss in the market value of the security during the loan period will inure to the Fund. Custodial fees may be paid in connection with the loan.

REPURCHASE AGREEMENTS

        A Fund may purchase securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While the underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days will be limited to no more than 5% of the Appreciation Fund's total assets and no more than 10% of the total assets of either Ariel Fund or the Focus Fund. Repurchase agreements are short-term money market investments, designed to generate current income.

        A Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser.

        A Fund will only engage in repurchase agreements reasonably designed to secure fully, during the term of the agreement, the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

DEBT OBLIGATIONS

        Debt obligations in which the Funds may invest may be long-term, intermediate-term, short-term or any combination thereof, depending on the Adviser's evaluation of current and anticipated market patterns and trends. Such debt obligations consist of the following: corporate obligations which at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), by Standard & Poor's Corporation

(AAA, AA, A, or BBB), or by Fitch, Inc. (AAA, AA, A, or BBB) or, if not rated, are of comparable quality as determined by the Adviser (bonds rated Baa or BBB are considered medium grade obligations and have speculative characteristics); obligations issued or guaranteed as to principal by the United States Government or its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and their branches located outside the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's, F2 or better by Fitch, Inc. or, if not rated, is of comparable quality as determined by the Adviser; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. In the event any debt obligation held by a Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security, but the Adviser will consider the downgrade in determining whether to hold the security. In any event, a Fund will not purchase or, if downgraded, continue to hold debt obligations rated below the lowest permissible grade if more than 5% of such Fund's net assets would be invested in such debt obligations (including, for the purpose of this limitation, convertible debt securities rated below Baa or BBB, or if unrated, of comparable quality).

        FOREIGN SECURITIES

        Ariel Focus Fund may invest up to 20% of its net assets, and each of Ariel Fund and Ariel Appreciation Fund may invest up to 10% of its net assets, in foreign securities, as classified by the Adviser. Sometimes a company may be classified as either "domestic" or "foreign" depending upon which factors are considered most important for a given company. Factors which the Adviser considers include: (1) was the company organized under the laws of the United States or a foreign country? (2) are the company's securities principally traded in securities markets outside of the United States? (3) where does the company earn the majority of its revenues or profits? and (4) where does the company have the majority of its assets?

        Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, or through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities. When a Fund invests in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

        Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. The Funds currently do not expect to employ currency futures contracts or options on futures contracts in an attempt to address currency fluctuations. There generally is less information publicly available about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets also may be affected by political and economic instabilities and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion and other relevant indicators. The Funds have not invested in, and do not currently expect to invest in, "emerging" foreign market securities.

                 TOTAL RETURN AND OTHER PERFORMANCE INFORMATION

        The Funds may advertise total returns, which are based on historical results and are not intended to indicate future performance.

TOTAL RETURN

        A total return is a change in the value of an investment during the stated period, assuming all dividends and capital gain distributions are reinvested. A cumulative total return reflects performance over a stated period of time. An average annual total return is the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. In addition to advertising average annual returns for the required standard periods, such returns may be quoted for other periods, including periods of less than one year. Further information about each Fund's performance is contained in the Annual Report to Shareholders, which may be obtained from the Funds without charge.

        The Funds also may provide current distribution information to their shareholders in shareholder reports or other shareholder communications or in certain types of sales literature provided to prospective investors. Current distribution information for the Funds will be based on distributions for a specified period (I.E., total dividends from net investment income), divided by the NAV per share on the last day of the period and annualized. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than a Fund's actual net investment income for that period.

        From time to time information is provided about the performance of the Funds including, but not limited to, comparative performance data and rankings as well as other measures of performance. This information may include comparisons to other investments and unmanaged market indices or averages. Such information may be taken from organizations such as Lipper Analytical Services and Morningstar as well as other business and financial organizations.

        The Funds may advertise performance for 1-, 5- and 10-year periods, or for such lesser periods as each of the Funds has been in existence. Total return may be advertised for other periods, such as by quarter, or cumulatively for more than one year. Total return, like NAV per share, fluctuates in response to changes in market conditions. Performance for any particular time period is historical in nature and is not intended and should not be considered to be an indication of future return.

        "Average annual total return" represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio. Average annual total return is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compound rates of return over the periods indicated, which would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

        P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = the number of years from initial investment to the end of the period ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion)

        This calculation: (i) assumes all dividends and distributions are reinvested at NAV on the appropriate reinvestment dates, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

        "Average Annual Total Return After Taxes on Distributions" adjusts the before taxes quotation for the effects of paying the highest individual marginal federal income tax rate on distributions paid by each of the Funds. Average annual total return after-taxes on distributions is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)(n) = ATV(D)

        P = hypothetical initial payment of $1,000
        T = average annual total return (after taxes on distributions) n = number of years
        ATV(D) = ending redeemable value, after taxes on fund distributions but not after taxes on sale of fund shares, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

        "Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares" adjusts the after-taxes quotation for the effects of paying the highest individual marginal federal income tax rate on the sale of each fund's shares. Average annual total return after taxes on distributions and sale of fund shares is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)(n) = ATV(DR)

        P = hypothetical initial payment of $1,000

        T = average annual total return (after taxes on distributions and redemption)
        n = number of years
        ATV(DR) = ending redeemable value, after taxes on fund distributions and redemption, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

        The returns for each of the Funds' shares for the periods indicated are as follows:

ARIEL FUND

                                                                                                           SINCE
(FOR THE PERIODS ENDED SEPTEMBER 30, 2004)                       1 YEAR       5 YEARS       10 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                 23.95%        14.70%        15.30%        14.14%
Return After Taxes on Distributions                                 23.95%        12.70%        12.90%        12.26%
Return After Taxes on Distributions and Sale of Fund Shares         15.57%        11.71%        12.20%        11.76%

*November 6, 1986

ARIEL APPRECIATION FUND

                                                                                                           SINCE
(FOR THE PERIODS ENDED SEPTEMBER 30, 2004)                       1 YEAR       5 YEARS       10 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                 14.44%        11.14%        14.62%        12.85%
Return After Taxes on Distributions                                 14.44%         9.89%        12.82%        11.54%
Return After Taxes on Distributions and Sale of Fund Shares          9.39%         9.05%        12.04%        10.91%

*December 1, 1989

        As of the date of this Statement, Ariel Focus Fund has not commenced operations and therefore has no returns.

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

        Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

        If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

NONSTANDARDIZED TOTAL RETURN

        The Funds may provide the above described standard return results for a period which ends not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Funds' operations. In addition, the Funds may provide nonstandardized return results for differing periods, such as for the most recent six months. Such nonstandardized return is computed as otherwise described under "Total Return" except that no annualization is made.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

        The tax discussion in this section is not intended as a complete or definitive discussion of the tax effects of investment in the Funds. Each investor should consult his or her own tax adviser regarding the effect of federal, state and local taxes related to ownership, exchange or sale of Fund shares.

        The Trust intends to operate each Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, a Fund will not be subject to federal income taxes to the extent its earnings are distributed. The Trust also intends to manage the Funds so they are not subject to the excise tax imposed by the Tax Reform Act of 1986 (the "Act").

        Dividends from net investment income are declared and paid annually. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and received on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally declared and paid by the Funds once a year.

DIVIDEND AND DISTRIBUTION PAYMENT OPTIONS

        Dividends and any distributions from the Funds are automatically reinvested in the Funds at net asset value, unless you elect to have the dividends of $10 or more paid in cash. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

TAXES ON DISTRIBUTIONS

        Distributions are subject to federal income tax, and may also be subject to state or local taxes. Distributions are taxable when they are paid, whether they are received in cash, or reinvested. However, distributions declared in December and paid in January are taxable as if they were paid on December 31 of the year they were declared. For federal tax purposes, the Funds' income and short-term net realized capital gain distributions are taxed as dividends; long-term net realized capital gain distributions are taxed as long-term capital gains. Some dividends may be exempt from state or local income tax as income derived from U.S. Government Securities. You should consult your tax adviser on the taxability of your distributions.

"BUYING A DIVIDEND"

        At the time of purchase, the share price of a Fund may reflect undistributed income or capital gains. Any income or capital gains from these amounts that are later distributed to you are fully taxable. On the record date of a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of this price back as a taxable distribution.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES

        If you sell your shares or exchange them for shares of another Fund, you will have a short or long-term capital gain or loss, depending on how long you owned the shares that were sold or exchanged. In January, you will be sent a form indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

        The Trust is required to withhold the amount prescribed by law of any dividends (including long-term capital gain dividends) paid and the amount prescribed by law of each redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalty of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of under reporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been under reporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

        In addition, the Trust is required under the broker reporting provisions of the Code to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) each Fund's identifying CUSIP number.

        Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Trust for further information.

                   PURCHASING, EXCHANGING AND REDEEMING SHARES

        This information supplements the discussion in the Funds' Prospectus under the heading, "Managing Your Ariel Account." Shares of the Funds may be purchased directly from the Ariel Mutual Funds or through certain financial institutions, brokers or dealers that have a sales agreement with Ariel Distributors, Inc., a wholly-owned subsidiary of the Adviser ("Ariel Distributors"). Shares purchased through a dealer may be subject to administrative charges or transaction fees.

ANTI-MONEY LAUNDERING COMPLIANCE

        As described in the Prospectuses, in accordance with the regulations issued under the USA Patriot Act, Ariel Mutual Funds and their transfer agent are required to obtain, verify and record information that identifies each person who applies to open an account. The Funds must do this in an effort to ensure that they are not used as a vehicle for money laundering.

        Verifying your identity may include checking your identifying information against various databases. The Funds may also ask to see identifying documents, such as a driver's license or other state identification card for an individual or a business license for an entity, to verify your identity. If the Funds are unable to verify your identity based on the information you provide, and your account is closed and liquidated, your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction.

        If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform you that they have taken the actions described above.

RIGHT TO FINANCIAL PRIVACY ACT

        Effective December 13, 2003, President Bush signed into law the "Intelligence Authorization Act for Fiscal Year 2004" (Pub. Law 108-117). As a result of this Act, investment companies are now subject to provisions that require a financial institution to produce a customer's or entity's financial records in response to a request from a specified U.S. Government official and prohibit the financial institution and any of its officers, employees or agents from disclosing to any person that a Government authority has sought or obtained access to a customer's financial records.

        The Government authorities authorized to request records are as follows:
A Government authority authorized to conduct foreign counter- or foreign positive-intelligence activities for purposes of conducting such activities; the Secret Service for purposes of conducting its protective functions; and a Government authority authorized to conduct investigations of, or intelligence or counterintelligence analyses related to, international terrorism for the purpose of conducting such investigations or analyses.

        In requesting such records, the Government authority must submit to the financial institution a written certificate that is signed by an appropriate supervisory official of the authority and that certifies to the financial institution that the Government authority has complied with the Act.

        In addition, financial institutions must comply with a request for a customer's or entity's financial records made pursuant to the Act by the Federal Bureau of Investigation when the

Director or the Director's authorized designee certifies in writing to the financial institution that such records are sought for foreign counter intelligence purposes to protect against international terrorism or clandestine intelligence activities, provided that such an investigation of a U.S. person is not conduct solely upon the basis of activities protected by the first amendment to the Constitution of the United States.

PURCHASING THROUGH RETIREMENT PLANS

        Contact the Adviser for complete information kits discussing the plans and their benefits, provisions and fees.

        You may establish your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Before opening a retirement account, consult your tax adviser to determine which options are best suited to your needs. The Adviser may determine from time to time to waive the annual fee for IRA accounts.

- Individual Retirement Accounts (IRAs): available to anyone who has earned income. Earnings grow on a tax-deferred basis and contributions may be fully or partially deductible for certain individuals. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

- Roth IRAs: available to anyone who has earned income below a certain limit. Earnings grow tax-deferred and can be withdrawn tax-free at retirement if underlying contributions are held for at least five years.

- Coverdell Education Savings Accounts: available to families with children under 18 to help pay for qualified higher education expenses. Certain income limits apply.

- Qualified Profit-Sharing and Money-Purchase Plans: available to self-employed people and their partners, or to corporations and their employees.

- Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

- 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

WHEN YOUR ACCOUNT WILL BE CREDITED

        Certain financial institutions or broker-dealers or their respective designees which have entered into a sales agreement with Ariel Distributors may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be liable for resulting fees or losses. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Funds.

OTHER INFORMATION ABOUT PURCHASING SHARES

        Although there is no sales charge imposed by the Funds when you purchase shares directly, certain dealers may impose charges for their services, and such charges may constitute a significant portion of a smaller account.

OTHER INFORMATION ABOUT EXCHANGING SHARES

        All accounts opened as a result of using the exchange privilege must be registered in the same name and taxpayer identification number as your existing account with the Ariel Mutual Funds.

        You may exchange your shares of the Funds only for shares that have been registered for sale in your state. See also "Dividends, Capital Gains and Taxes."

IN-KIND REDEMPTIONS

        The Funds reserve the right to honor any request for redemption or purchase by making payment in whole or in part in readily marketable securities. These securities will be chose by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash. The Funds have committed to pay in cash all requests for redemptions by a shareholder, limited in amount during any 90-day period to the lesser of $250,000 or 1% of a fund's net asset value at the beginning of such period.

TELEPHONE TRANSACTIONS

        During unusual market conditions, we may have difficulty in accepting telephone requests, in which case you should mail your request. The Funds reserve the right to terminate, suspend or modify telephone transaction privileges.

SPECIAL SERVICES AND CHARGES

        The Funds pay for general shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

        If you are purchasing shares of a Fund through a program of services offered by a dealer or other financial institution, you should read the program materials in conjunction with this Statement of Additional Information. Certain features may be modified in these programs, and administrative charges may be imposed by these institutions for the services rendered.

        SYSTEMATIC CHECK REDEMPTIONS. If you maintain an account with a balance of $25,000 or more, you may have regular monthly or quarterly redemption checks for a fixed amount sent to you simply by sending a letter with all the information, including the Fund name, your account number, the dollar amount ($100 minimum) and when you want the checks mailed to your address on the account. If you would like checks regularly mailed to another person or place, the signature on your letter must be guaranteed.

OTHER INFORMATION ABOUT REDEMPTIONS

        If you redeem shares through dealers or other financial institutions, they may charge you a fee when you redeem your shares. Once your shares are redeemed, the proceeds will normally be sent to you on the next business day. However, if making immediate payment could adversely affect the Fund, it may take up to seven calendar days.

DISCLOSURE OF PORTFOLIO HOLDINGS

        The Board of Trustees of the Trust has adopted Disclosure of Portfolio Holdings Policies and Procedures (the "Disclosure Policies"). It is the policy of the Adviser to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

        The Funds publicly disclose all portfolio holdings (and related analytical information) as of the most recent month-end on the Funds' website, generally within 5 days of month-end. There are numerous mutual fund evaluation services (Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Funds by these services and departments, the Funds or their authorized agents distribute month-end portfolio holdings to such services and departments.

        Portfolio managers and other senior officers or spokespersons of the Adviser or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed in accordance with the Disclosure Policies (I.E., only month-end portfolio holdings).

        The Adviser's trading desk may periodically distribute to outside third parties lists of applicable investments held by its clients (including the Funds) for the purpose of facilitating efficient trading of such securities and receipt of relevant research. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

        The non-public disclosure of aggregate (but not individual client) portfolio holdings to third parties may be permissible so long as the third party has signed a written Confidentiality Agreement approved by both the Funds' Chief Compliance Officer and the Adviser's Chief Compliance Officer or, in his or her absence, the Adviser's General Counsel. For purposes of the Disclosure Policies, any Confidentiality Agreement must be in form and substance acceptable to, and approved by, both the Funds' Chief Compliance Officer and the Adviser's Chief Compliance Officer or, in his or her absence, the Adviser's General Counsel. Any Confidentiality Agreement must be consistent with past disclosure practices, and the party to whom holdings are disclosed must agree to the provisions of the Confidentiality Agreement. All Confidentiality Agreements shall be provided to the full Board of Trustees or an authorized committee of the Board.

        Notwithstanding anything in the Disclosure Policies to the contrary, the Trust's Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies. Further, the Disclosure Policies may not be waived, or exceptions made, without the written consent of the Adviser's Chief Compliance Officer or, in his or her absence, the Adviser's General Counsel. All waivers and exceptions involving any of the Funds will be disclosed to the Trust's Board of Trustees no later than its next regularly scheduled quarterly meeting.

        Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may required by applicable law. For example, the Adviser, Trust, or any of their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. The Trust is required to file reports containing the Funds' complete portfolio schedules with the SEC on Form N-Q (first and third quarters) and on Form N-CSR (second and fourth quarters) not later than 60 days after the close of each respective quarter of the fiscal year.

        The Board of Trustees reviews the Disclosure Policies at least annually and must approve all material amendments thereto.

MARKET TIMING

        The Funds encourage long-term investing and discourage market timing whereby a shareholder attempts to maximize return and minimize risk by purchasing a fund just before an increase in its net asset value and to sell a fund just before a decrease in its net asset value. Excessive trading and exchanges interfere with a fund's ability to implement long-term investment strategies, increase a fund's portfolio turnover ratio, increase a fund's portfolio transaction expenses, may increase taxable distributions and decrease tax-efficiency and may decrease investment performance for the fund's long-term shareholders. The number of times you may exchange shares among the Funds within a specified period of time is limited as set forth in the prospectus, and at the discretion of Ariel Distributors. Ariel may temporarily or permanently terminate the privilege of any investor to execute transactions in our Funds if such investor appears to be market timing. Currently, more than four round trip exchanges out of any Fund during a twelve-month period are not permitted. Although the Funds will not knowingly permit investors to excessively trade the Funds, we receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus accounts by intermediaries. The Funds reserve the right to terminate or modify the exchange privilege at any time, but will attempt to give sixty (60) days prior notice or as much notice as is reasonably possible.

                                 PRICING SHARES

NET ASSET VALUE

        The NAV per share of a Fund, the price at which the Fund's shares are purchased and redeemed, is determined every business day as of the close of the New York Stock Exchange (the "NYSE") (generally 3:00 p.m. Central time), and at such other times as may be necessary or appropriate. The Funds do not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The NAV per share is computed by dividing the value of a Fund's total assets, less its liabilities, by the total number of shares outstanding. The Funds' securities are valued as follows: Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded, and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities. Short-term securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. In cases when quotations for a particular security are not readily available, a fair value of the security is calculated under procedures established by the Board of Trustees. For example, the Funds may calculate a fair value for a security if the principal market in which a portfolio security is traded closes early or if trading in a security was halted before a Fund calculates its net asset value.

        Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Funds will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such orders may be transmitted to the Ariel Funds or their agents several hours after the time of the acceptance and pricing.

        Ariel strictly prohibits late day trading. Orders for purchases and sales must be placed on or before the close of the NYSE to receive that day's share price. If an order is received after the close of the NYSE, the order is processed at the NAV next calculated on the following business day. In addition, all broker-dealers and administrators are required by contract (and, in the case of broker-dealers, by regulations) to only execute orders that are placed on or before the close of the NYSE. However, the Funds and their agents cannot ensure that orders transmitted to the Funds or their agents several hours after the time of acceptance and pricing are from proper forward pricing orders.

                    INVESTMENT ADVISER AND FUND ADMINISTRATOR

INVESTMENT ADVISER

        Ariel Capital Management, LLC (the "Adviser"), 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601 acts as investment adviser and fund administrator under management agreements with the Trust ("Management Agreement") for each of the Funds. Ariel Capital Management Holdings, Inc., an entity that is controlled by John W. Rogers, Jr., is the sole managing member of the Adviser. John W. Rogers, Jr. is the Chief Executive Officer of the Adviser and, as the controlling person of Ariel Capital Management Holdings, Inc., controls the Adviser.

        Management Agreements between the Trust and the Adviser for each of the Funds will all remain in effect as to a Fund indefinitely, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Trust; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Trust who are not parties to the Agreement or "interested persons", as that term is defined in the 1940 Act (the "Independent Trustees"), of parties to the Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. Any Agreement may be terminated without penalty by the Trust or the Adviser upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

        Pursuant to the Management Agreement for each Fund, the Adviser is responsible for determining the investment selections for a Fund in accordance with the Fund's investment objectives and policies stated above, subject to the direction and control of the Board of Trustees. The Adviser pays the salaries and fees of all officers and Trustees who are affiliated persons of the Adviser. The Adviser also provides the Funds with office space, administrative services, furnishes executive and other personnel to the Funds and is responsible for providing or overseeing the Funds' day-to-day management and administration.

        The Adviser is paid for its investment and administration services for Ariel Fund at the annual rate of 0.65% of the first $500 million of average daily net assets, 0.60% for the next $500 million of average daily net assets, and 0.55% of average daily net assets over $1 billion. For the fiscal year ended September 30, 2004, the fee was 0.58% of average daily net assets.

        The Adviser is paid for its investment and administration services for Ariel Appreciation Fund [and for Ariel Focus Fund] at the annual rate of 0.75% of the first $500 million of average daily net assets of each Fund, 0.70% for the next $500 million of average daily net assets, and 0.65% of average daily net assets over $1 billion. For the fiscal year ended September 30, 2004, the fee was 0.68% of average daily net assets for Ariel Appreciation Fund. [The new Ariel Focus Fund is expected to have a fee at the annual rate of 0.75% for its first fiscal year.]

        Fees paid to the Adviser under the Management Agreements for the fiscal years ended September 30, 2002, 2003 and 2004 were $5,446,864, $8,648,624 and
$15,318,989, respectively, for Ariel Fund and $7,851,870, $11,136,226 and
$17,960,893, respectively, for Ariel Appreciation Fund. No reimbursements were made by the Adviser for these two funds in any of the specified fiscal years; however, $308,998 of shareholder service fees were absorbed by the Funds' Custodian for the fiscal year ended September 30, 2004.

        The Ariel Mutual Funds pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities, except that with respect to each of Ariel Fund and Ariel Appreciation Fund, the Adviser must reimburse either Fund if its annual expenses (excluding brokerage, taxes, interest, expenses under the Rule 12b-1 Plan of Distribution discussed below, and extraordinary items) exceed 1.50% of the first $30 million of each Fund's average daily net assets and 1% of such assets in excess of $30 million. In addition, the Adviser is contractually committed to waive fees or reimburse expenses in order to limit the Fund's total annual operating expenses to 1.25% of net assets through the end of the fiscal year ended September 30, 200[6]. After that date, there is no assurance that such expenses will be limited.

        As of September 30, 2004, other accounts managed by the Adviser include 169 institutional accounts totaling $11 billion in assets, including two performance-based fee accounts totaling $817.6 million in assets, and 5 sub-advisory relationships totaling $1.25 billion in assets. All accounts are managed using a model portfolio. Investment decisions are allocated across all accounts in a strategy, which limits the conflicts involved in managing multiple accounts. Differences in investments are as a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

PORTFOLIO MANAGER COMPENSATION

        John W. Rogers, Jr. is the portfolio manager for both Ariel Fund and Ariel Appreciation Fund and all other accounts managed in the same investment style by the Adviser.

        Mr. Rogers' compensation is composed of (i) a base salary that is calculated based upon market factors for comparable CEOs of comparable advisory firms; (ii) a quarterly bonus that is related to the profitability of the Adviser; (iii) an annual incentive that is based upon goals set by the Adviser's Board of Directors that are tied to the annual performance of both Ariel Fund and Ariel Appreciation Fund, the performance of the Adviser (profitability standards (EBITDA margin)), adherence to investment strategy and Mr. Rogers executing various annual goals; and (iv) a stock grant that is based upon Mr. Rogers' contribution to the Adviser and his perceived value in the market place. There is no set formula for any of the above components of Mr. Rogers' compensation; rather, all compensation is based upon the successful execution of goals determined by the Adviser's Board of Directors at the beginning of each year.

        Mr. Rogers, as the controlling person of Ariel Capital Management Holdings, Inc., the sole managing member of the Adviser, controls the Adviser.

        As of September 30, 2004, Mr. Rogers had invested the following amounts in Ariel Fund and Ariel Appreciation Fund. Investments are listed in the following ranges: none, $1-10,000, $10,001-50,000, $50,001-100,000,
$100,001-500,000; $500,001-1,000,000; and over $1,000,000:

                                                         ARIEL                  TOTAL
                               ARIEL FUND            APPRECIATION            INVESTED IN
                                                         FUND                 BOTH FUNDS
John W. Rogers, Jr.         Over $1,000,000       $500,001-1,000,000      Over $1,000,000

        [Charles K. Bobrinskoy and Timothy Fidler are the co-portfolio managers of Ariel Focus Fund and all other accounts managed in the same investment style by the Adviser.

        Each of Messrs. Bobrinskoy's and Fidler's compensation is composed of
(i) a base salary that is calculated based upon market factors for comparable professionals of comparable advisory firms; (ii) a quarterly bonus that is related to their contribution to the Adviser, their ability to execute their goals and objectives, and the profitability of the Adviser; and (iii) a stock grant that is based upon Messrs. Bobrinskoy's and Fidler's respective contributions to the Adviser and their perceived value in the market place. Additionally, as Vice Chairman responsible for the Adviser's portfolio management and research team, Mr. Bobrinskoy has the ability to earn an annual incentive that is given at the sole discretion of Mr. Rogers. There is no set formula for any of the above components of Messrs. Bobrinskoy's and Fidler's compensation; rather, all compensation is based upon the successful execution of goals determined by Mr. Rogers at the beginning of each year.

        As of June___, 2005, Messrs. Bobrinskoy and Fidler had no holdings of Ariel Focus Fund, since the Fund's only shareholder was_________, an affiliate of the Adviser.]

CODE OF ETHICS

        The Adviser, Ariel Investment Trust and Ariel Distributors, Inc. (the "Ariel entities") have adopted a combined Code of Ethics (the "Code"). The Code states that the interests of the Adviser's clients and the Trust's shareholders come first. The Code describes the Ariel entities' policies and procedures pertaining to personal securities transactions and giving and accepting gifts and entertainment.

        The Code prohibits directors, trustees, officers and employees of the Ariel entities from:

    1. Trading securities, either personally or on behalf of others, on the basis of material nonpublic information;

    2. Communicating material nonpublic information to others in violation of the laws; and

    3. Purchasing or selling any security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which to his or her actual knowledge at the time of such purchase or sale: (a) is being considered for purchase or sale by or for any client of the Adviser; (b) is the subject of a pending buy or sell order by any client of the Adviser or is programmed for purchase or sale by any client of the Adviser; or (c) was purchased or sold by or for any client of the Adviser within seven calendar days preceding or following the purchase or sale.

The Code requires interested directors and trustees, officers and employees of the Ariel entities to report:

    1. At the time they are hired and on an annual basis thereafter, all securities accounts and "reportable securities" in which they have beneficial ownership; and

    2. On a quarterly basis, all "reportable securities" transactions in which they have beneficial ownership.

        The Code defines "reportable securities" in accordance with the Investment Advisers Act and Investment Company Act rules pertaining to codes of ethics. The Code requires interested trustees of the Trust and officers, directors and employees of the Ariel entities to obtain the consent of the Adviser's Chief Compliance Officer prior to (1) executing any transactions in

"reportable securities", including transactions in securities in an initial public offering or in a limited offering (e.g., private placement) and (2) opening a new securities account.

        The Code's gift and entertainment provisions prohibit directors, trustees, officers and employees of the Ariel entities from:

    1. Giving or accepting any cash gifts or excessive entertainment to or from a client, prospective client, or any person or entity that does or seeks to business with or on behalf of the Adviser or Ariel Distributors, Inc.; and

    2. Giving or accepting any non-cash gifts of more than de minimus value to or from any person or entity that does business with or on behalf of the Adviser or Ariel Distributors, Inc.

        The Code permits the providing or accepting of a business entertainment event, such as dinner or a sporting event, of reasonable value, if the person or entity providing the entertainment is present.

        The Code provides for the imposition of sanctions against those persons who violate the Code and for oversight of the Codes' administration by the Adviser's Chief Compliance Officer, the Trust's Board of Trustees and the Adviser's Board of Directors.

FUND SUB-ADMINISTRATOR

        The Adviser has entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2004, under which State Street provides certain administrative services to the Funds. Under the direction and supervision of the Adviser, State Street performs fund administration services and prepares reports for the Board of Trustees.

APPROVAL OF THE MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS

        The Board of Trustees is scheduled to meet four times a year. The Trustees, including the Independent Trustees, believe that matters bearing on the Advisory Agreements are considered at most, if not all, of their meetings. The Independent Trustees are advised by independent legal counsel selected by the Independent Trustees. The Trustees, including the Independent Trustees, regularly review, among other issues:

        (i) arrangements in respect of the distribution of the Funds' shares,
        (ii) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay the Funds' expenses and to pay for research and other similar services,
        (iii) the Adviser's management of the relationships with the Funds' third party service providers, including custodian and transfer agents,
        (iv) the resources devoted to and the record of compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions, and

        (v) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

        In November 2004, the Trustees, including a majority of the Independent Trustees voting in person, approved the continuation, without any material changes, of the existing Management Agreements for Ariel Fund and Appreciation Fund (the "Existing Management Agreements"). In considering the Existing Management Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. At their November 15, 2004 Board of Trustees meeting, the Board, including the Independent Trustees, reviewed significant information provided by the Adviser in response to written questions from the Independent Trustees and held extended discussions with independent counsel to the Independent Trustees concerning the same.

        The Trustees considered the nature, extent and quality of the services provided by the Adviser. They also reviewed the nature and quality of the investment advisory and administrative services provided under the agreements in relation to the fees. It was noted that no significant changes had occurred in the investment services provided by the Adviser and that the Adviser had added 15 new employees at all levels of the Adviser during the past fiscal year. The Trustees noted that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Funds. The Trustees also noted the "A" rating for corporate governance that the Adviser and the Funds recently received from Morningstar.

        The Trustees conducted an in-depth review of the comparative fund data from Lipper Analytical Services provided to the Trustees by the Adviser, as well as the profitability of the Adviser with respect to the Funds. The Trustees paid substantial attention to the comparative performance and expense information for the relevant peer group that each fund is classified in, and the Trustees discussed the value of such information. The Trustees noted that the Funds' performance has been reasonable when compared to its relevant benchmarks and other funds with similar investment objectives and of similar asset size. The Trustees noted especially the long-term performance of Ariel Fund and the Appreciation Fund and the fact that few funds in the small- and mid-cap arenas have as long a track record as Ariel Fund and Appreciation Fund, respectively. The Trustees concluded that the profitability of the Adviser for providing services to the Funds is fair and reasonable.

        The Trustees also considered the reasonableness of the fees under the Existing Management Agreements. The Trustees reviewed the Adviser's costs in providing the services and the profits realized by the Adviser from the relationship with the Funds. As part of this review, the Trustees relied upon comparisons of the fees paid under the Existing Management Agreements and those paid under other advisory contracts, including fees paid to the Adviser by its institutional clients and sub-advisory relationships.

        The Trustees noted a number of aspects with respect to the Adviser's management of the Existing Funds. First, the Existing Management Agreements were written such that the Adviser pays for fund administration and fund accounting out of the advisory fees collected. This arrangement is atypical in that fund accounting and fund administration fees are frequently charged directly to a fund as opposed to being included in advisory fees. Second, shareholder servicing needs and fund industry regulations far exceed those required on the separate account side of the business. To provide excellent service to the Funds' shareholders, the Adviser has hired and trained registered Shareholder Servicing Representatives to answer calls and handle investor visits. The Adviser has added significant resources to its Legal and Compliance, Fund Administration and Operations Departments to tighten controls and address new fund regulations. Third, the Adviser pays for many costs associated with marketing the Funds, such as web site costs, advertising, sponsorships and shareholder forums. It was noted that fees paid by an institutional account are for investment advisory services only. The Funds' shareholders are able to access the Adviser's investment expertise and a wide array of shareholder services for a $1,000 minimum investment. The Trustees noted that the Funds' advisory fees and expense ratios are reasonable to those of other funds with similar investment objectives and of similar asset size.

        The Trustees reviewed the extent to which economies of scale were being realized as the Funds continue to grow. The Trustees considered whether fee levels reflected these economies of scales for the benefit of the Funds' investors. It was noted that asset growth in the Funds remains robust and that the advisory fees for Ariel Fund and Ariel Appreciation Fund had decreased each year over the past five years.

        In connection with the annual review of the agreements at the November 15, 2004 Board of Trustees meeting, the Board, including the Independent Trustees, upon the recommendation of the Adviser, approved a plan to liquidate and close Ariel Premier Growth Fund. Following a vote of the shareholders of Ariel Premier Growth Fund, the liquidation occurred on January 14, 2005. Lincoln Equity Management, LLC was the investment sub-adviser to Ariel Premier Growth Fund.

        In March 2005, the Board, including the Independent Trustees, acting upon the recommendation of the Adviser, approved a plan of reorganization under which the assets of Ariel Premier Bond Fund would be purchased by the Lehman Brothers Core Bond Fund, and shareholders of Ariel Premier Bond Fund would receive shares, of, and become shareholders of, the Lehman Brothers Core Bond Fund. Following a shareholder vote, this reorganization closed on June ___, 2005. Lehman Brothers Asset Management, LLC, formerly known as Lincoln Capital Fixed Income Management Company, LLC, was the investment sub-advisor to Ariel Premier Bond Fund and serves as the investment sub-adviser to the Lehman Brothers Bond Fund.

        In May 2005, the Trustees, including a majority of the Independent Trustees voting in person, [approved] an Addendum to the existing Management Agreements relating to the new Ariel Focus Fund (the "Addendum"), to be effective in June 2005. The Board, including the Independent Trustees, reviewed significant information provided by the Adviser and held discussions with Fund counsel and independent counsel to the Independent Trustees.

        The Trustees considered the nature, extent and quality of the services provided by the Adviser. They also reviewed the nature and quality of the investment advisory and administrative services provided under the existing agreements in relation to the fees for the existing. The Adviser reported to the Trustees that its personnel were sufficiently experienced and qualified to provide investment advisory services for Ariel Focus Fund. The Adviser also noted the "A" rating for corporate governance that the Adviser and Ariel Mutual Funds recently received from Morningstar.

        The Trustees conducted a review of certain comparative fund data from Lipper Analytical Services provided to the Trustees by the Adviser. The Adviser represented that Ariel Focus Fund initially was not expected to be profitable to the Adviser, that the Adviser had agreed to expense limitations or fee waivers through September 30, 200[6], and that the Addendum provided for breakpoints at higher asset levels to help share with shareholders economies of scale. The Trustees paid attention to the comparative expense information for certain relevant funds, and the Trustees discussed the value of such information. The Trustees discussed the proposed investment strategies with the Adviser, which represented that at least some of the portfolio companies in Ariel Focus Fund would be the same as, or very similar to, companies in Ariel Appreciation Fund, which the Adviser believed had excellent long-term investment performance.

        The Trustees also considered the reasonableness of the fees under the Addendum. As part of this review, the Trustees relied upon comparisons of the proposed fees to be paid with respect to Ariel Focus Fund and those paid under other advisory contracts, including fees paid to the Adviser by its institutional clients and sub-advisory relationships. The Adviser pointed out that the Management Agreement governing all Ariel Mutual Funds, including Ariel Focus Fund, was written such that the Adviser pays for fund administration and fund accounting out of the advisory fees collected. This arrangement is atypical in that fund accounting and fund administration fees are frequently charged directly to a fund as opposed to being included in advisory fees. Also, shareholder servicing needs and fund industry regulations far exceed those required on the separate account side of the business. [Preceding four paragraphs to be reviewed after May 2005 Trustees meeting.]

                             METHOD OF DISTRIBUTION

        Ariel Distributors is the principal underwriter for the Funds under an agreement with the Trust. Pursuant to the Underwriting Agreement and the Rule 12b-1 Plan of Distribution (the "Distribution Plan") adopted by each Fund, Ariel Distributors, as the principal underwriter, receives a fee at the annual rate of 0.25% of each of the average daily net assets of each Fund for its distribution services and for assuming certain marketing expenses. Ariel Distributors is located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

        The Trust has adopted the Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity that is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of such Rule. The Distribution Plan authorizes the Trust to pay up to 0.25% annually of each of the Fund's average daily net assets in connection with the distribution of the Fund's shares. While it is anticipated that the expenses of distribution will equal or exceed the fees collected, it is possible under the Distribution Plan for Ariel Distributors to make a profit for its service for distribution.

        During the fiscal year ended September 30, 2004, Ariel Fund and Ariel Appreciation Fund paid Distribution Plan expenses of $6,622,268 and $6,619,574, respectively, to the principal underwriter. Of the total amount paid by Ariel Fund, $4,254,938 was used to pay broker-dealers for their distribution and maintenance services and $1,215,250 was used for advertising, shareholder account maintenance, printing and related costs. Of the total amount paid by Ariel Appreciation Fund, $4,744,048 was used to pay broker-dealers for their distribution and maintenance services and $1,210,219 was used for advertising, shareholder account maintenance, printing and related costs.

        During the fiscal year ended September 30, 2004, Ariel Premier Bond Fund
- Investor Class paid Distribution Plan expenses of $62,118 to the principal underwriter. Of the total amount paid by Ariel Premier Bond Fund - Investor Class, $32,363 was used to pay broker-dealers for their distribution and maintenance services and $29,855 was used for advertising, shareholder account maintenance, printing and related costs.

        In connection with the exchange privilege with respect to the SSgA Money Market Fund, Ariel Distributors has established and maintains an omnibus account for such shareholders at the SSgA Money Market Fund's transfer agent. For its services, Ariel Distributors, Inc. receives a fee from the fund at the rate of 0.25% of the average net assets of this account. Such fees help defray Ariel Distributors, Inc.'s costs of maintaining this omnibus account.

        The Distribution Plan was approved for each Fund by the Board of Trustees, including a majority of the Independent Trustees who have no direct financial interest in the operation of the Plan or in any agreements related to the Distribution Plan. The selection and nomination of the Independent Trustees is committed to the discretion of such Independent Trustees. In establishing the Distribution Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Distribution Plan will benefit the Trust and its shareholders.

        The Distribution Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of the Fund. Any change in the Distribution Plan that would materially increase the distribution cost to a Fund requires approval of the shareholders of that Fund; otherwise, the Distribution Plan may be amended by the Trustees, including a majority of the Independent Trustees.

        The Distribution Plan will continue in effect indefinitely, if not terminated in accordance with its terms, provided that such continuance is annually approved by (i) the vote of a majority of the Independent Trustees and
(ii) the vote of a majority of the entire Board of Trustees.

        Apart from the Distribution Plan, the Adviser, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund, including compensation to broker-dealers in consideration of promotional or administrative services.

        The Funds have authorized certain dealers to accept on their behalf purchase and redemption orders. Such dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized dealer or such dealer's authorized designee, accepts the order. Customer orders will be priced at the applicable Fund's NAV next computed after they are accepted by an authorized dealer or such dealer's designee.

        One time or annual lump sum payments may be made to dealers when they require such payments in order to offer the shares of the Funds through their sales systems. These payments are sometimes necessary to ensure that the Funds are listed on supermarket and other platforms maintained by certain dealers, agents and financial institutions. The Adviser believes that such payments and listings will make shares of the Funds available to a wider distribution network.

        During fiscal year 2004, the Adviser made an annual lump sum payment of $15,000 to Raymond James. During fiscal year 2004, the Adviser paid UBS Financial Services, Inc. ("UBS") five (5) basis points on all fund assets held through the PACE Multi and Insight One platforms. The Adviser also paid UBS during fiscal year 2004 twelve (12) dollars per account for various administrative and recordkeeping services provided by UBS through its use of Networking Level III processing. Such services performed by UBS include, but are not limited to: process and mail trade confirmations to clients, which includes postage, stationary and labor; process and mail monthly client statements for fund shareholders, which includes postage, stationary and labor; capture, process and mail tax data to fund shareholders, which includes postage, stationary and labor; issue and mail dividend checks to shareholders that select cash distributions; prepare record date lists of shareholders for proxy solicitations and mail proxy materials to shareholders, which includes postage, stationary and labor; trade execution via FundSERV; proper settlement of all transactions; collect and post distributions to shareholder accounts; automated sweep of proceeds from redemptions; handle organizational actions such as fund mergers and name changes; provide a dedicated shareholder service center that addresses all client and broker inquiries regarding operational issuers and fund investment performance; establish, maintain and process systematic withdrawals and automated investment plans; establish and maintain shareholder account registrations and distribution options; process purchases, liquidations, exchanges, transfers, dividend options and maintain address changes; and process 12b-1 payments.

        The Distributor and the Adviser also may provide promotional incentives and marketing support to certain advisers, dealers and financial institutions. Promotional incentives and marketing support may include: merchandise carrying the Funds' logo; occasional meals and tickets to sporting events and concerts; and payments or reimbursements used to offset marketing expenses and related costs of meetings held for the purpose of training or education. Such promotional incentives and marketing support are not preconditioned on achievement of any sales targets by any adviser, dealer or financial institution.

                TRANSFER AGENT, SUB-TRANSFER AGENTS AND CUSTODIAN

        Boston Financial Data Services ("BFDS") has been retained by the Trust to act as transfer agent, dividend disbursing agent and shareholder servicing agent. Its responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts.

        State Street also has been retained by the Trust to act as custodian and fund accountant. State Street's responsibilities include keeping custody of all of the Funds' investments.

        Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by BFDS to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund. Such fees may not exceed the amounts set by the Board of Trustees of the Trust, including a majority of the Independent Trustees. In certain instances, distributors or servicing agents may charge higher fees than the Funds' Board of Trustees has approved. In these cases, the Adviser pays the additional amount.

        During fiscal year 2004, the Adviser paid Merrill Lynch, Pierce, Fenner & Smith, Inc. ("Merrill Lynch"), as a bundled provider of 401(k) services and recordkeeper of certain 401(k) plans, sixteen (16) dollars per participant with Merrill Lynch to help offset the cost of processing fees (which include transaction and account-processing functions for the benefit of plan participants (i.e., redemptions, transfers and exchanges, account maintenance, statement production, providing proxy information, etc.)). Although Merrill Lynch maintains an omnibus account on each fund company's transfer agency system for each fund, Merrill Lynch also maintains the individual plan participants' sub-accounts within its own recordkeeping system. With respect to those participants in the Wal-Mart Stores, Inc. ("Wal-Mart") 401(k) plan, which is administered by Merrill Lynch, the Adviser pays the lesser of twenty (20) basis points (based on total net assets invested in Ariel Fund by all participants in Wal-Mart's 401(k) plan) or sixteen (16) dollars per participant.

                             PORTFOLIO TRANSACTIONS

        Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Adviser, under the direction and supervision of the Trust's Board of Trustees, makes investment decisions and chooses brokers and dealers.

BEST EXECUTION AND SOFT DOLLARS

        The policy of the Adviser is to seek the best price and favorable execution of client transactions considering all circumstances. Subject to this overall policy, in selecting brokers or dealers to execute transactions, the Adviser considers natural order flow, market impact, anonymity, the firm's financial responsibility, reputation and the range and quality of its services that are deemed useful to better serve clients. In addition to execution, the services provided by brokers or dealers may include supplemental research, statistical information and objective performance evaluation.

        The Adviser may not always place brokerage transactions on the basis of the lowest commission rate available for a particular transaction. When it does so, the Adviser makes a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and other services provided. The provision of such services in exchange for brokerage business is commonly referred to as "soft dollar arrangements". The Adviser does not enter into soft dollar arrangements that are not covered by the safe harbor provided under Section 28(e) of the Securities Exchange Act of 1934.

        Brokers may furnish, for example, proprietary or third party research reports, supplemental performance reports, statistical analyses, and software and computer programs used for research and portfolio analysis, and other valuable research information to the Adviser.

Such products and services are separate from the research reports provided by buy-side brokers. In addition, the Adviser may receive certain brokerage and research products and services which provide both research and non-research ("mixed-use") benefits. In these instances, the Adviser uses client brokerage commissions to pay for the research portions and pays the non-research portion out of its own resources. Although the allocations between research and non-research portions will be made in accordance with the Adviser's overall fiduciary responsibilities, clients should be aware of the potential conflicts of interest created by the use and allocations of soft dollar arrangements. The Adviser, by entering into soft dollar arrangements, is relieved from paying for research products or services with its own money. In addition, these arrangements may cause the Adviser to trade frequently to generate soft dollar commissions to pay for these products or services, which may not be in the best interests of its clients, or, in some cases, to trade actively in certain accounts to obtain research used primarily by other, less frequently traded accounts. The Adviser's disciplined investment strategy, utilized for all its clients, mitigates these potential conflicts.

        The Adviser also is authorized to execute transactions with or through brokers who have sold shares of Ariel Mutual Funds. Section (h) of Rule 12b-1 under the 1940 Act prohibits a fund from directing portfolio transactions to any broker-dealer which sells fund shares unless it has adopted and implemented procedures reasonably designed to (1) prevent persons effecting portfolio securities transactions form taking into account broker/dealers' promotion or sale of mutual fund shares, and (2) prevent the funds, any investment adviser and the principal underwriter from entering into an agreement to direct portfolio securities transactions or certain other remuneration to a broker-dealer in consideration for the promotion or sales of shares of any registered investment company.

        It is the policy of the Trust to comply with Rule 12b-1(h). The Trust's Board of Trustees has adopted Rule 12b-1(h) Policies and Procedures (the "12b-1(h) Policies"). The 12b-1(h) Policies are designed to ensure that personnel responsible for portfolio trading and for negotiating agreements with unaffiliated broker-dealers are informed of the Funds' policy and comply with such policy. The Adviser's Head Trader and Executive Vice President of Marketing annually certify to their compliance with the 12b-1(h) Policies.

        The aggregate amount of brokerage commissions paid by Ariel Fund and Ariel Appreciation Fund during fiscal years 2002, 2003 and 2004 were $3,064,450, $4,232,993 and $3,618,769, respectively. The aggregate dollar amount of brokerage commissions paid by Ariel Fund and Ariel Appreciation Fund increased materially in 2002 and 2003 principally because of the dramatic increase in fund assets during that time. Increased inflows into both funds increased the number of shares issued and raised the level of assets of both funds invested in equities. Brokerage commissions increased due to the greater number of equity securities being traded in both funds, even though the portfolio turnover rates in both funds decreased over the past three fiscal years. Of the total aggregate amount of brokerage commissions paid by Ariel Fund and Ariel Appreciation Fund during the fiscal year 2004, 61.47% was paid to brokers who provided research services to the Adviser.

DIRECTED BROKERAGE

        Certain clients may direct the Adviser to use particular brokers for executing transactions in their accounts. To the extent brokerage transactions are placed with particular brokers as directed by a client or under the terms of third-party wrap programs, the Adviser's ability to negotiate commissions, aggregate client orders and seek execution of transactions as efficiently as possible and at the best price, may be limited or eliminated. Clients who direct the Adviser to use particular brokers may pay higher commissions than those who do not.

        Certain institutional clients direct the Adviser to place all or a portion of their brokerage with minority-owned and/or local brokers, or brokers who provide the client with certain services, such as performance monitoring and commission recapture. The Adviser does not use brokerage from another client account to pay for a product or service purchased under these client-directed brokerage arrangements.

        In accordance with the various third-party wrap programs in which the Adviser participates, the Adviser directs trading to the applicable third-party wrap program sponsor. Clients typically pay no commissions on trades executed through third-party wrap program sponsors.

        To the extent that the Adviser's clients' directed brokerage is not available to support soft dollar arrangements, clients (including the Ariel Mutual Funds) who give the Adviser brokerage discretion will support a disproportionate share of the Adviser's soft dollar arrangements.

AGGREGATION AND ALLOCATION OF TRADES

        The Adviser typically aggregates contemporaneous client purchase or sale orders into blocks for execution in order to achieve more efficient execution, lower per share brokerage costs and, in the aggregate, better and fairer prices. Where purchases or sales are made on a block basis, price and per share commission and transaction costs are allocated to each advisory client on a pro rata basis subject to available cash, account restrictions, directed brokerage, and other relevant investment factors. Trade allocations will be fair and equitable to all clients. The Adviser will not favor any client account, or group of client accounts, over any other client account or group of client accounts. The Adviser may aggregate trades for execution and request that the executing broker "step-out" a portion of the aggregate trade to clients' directed brokers. The executing broker gives up the trades to the directed broker who receives any related commissions and confirms the transaction to the Adviser and the clients involved.

        The Adviser's trading desk, upon receiving incoming orders of similar purchases and sales of securities for clients, determines the sequencing of such orders amongst the clients. The Adviser's trading desk attempts to coordinate the timing of orders to prevent the Adviser from "bidding against" itself on such orders. The Adviser's trading desk may sequence orders for directed brokerage clients (including third-party wrap program clients) behind orders for its other clients.

        The Adviser's trading desk executes orders for all clients other than its third-party wrap program clients. The Adviser's trading desk sends its third-party wrap program clients' orders to their sponsors for execution. While third-party wrap program clients are trading, the Adviser's trading desk typically suspends trading for other clients until the third-party wrap program sponsors have completed their transactions. The Adviser's trading desk rotates the sequence of transactions among the third-party wrap programs, as well as within each third-party wrap program, on a random basis.

        The Adviser may purchase shares for one or more accounts and sell the same issue in one or more other accounts. Normally, the Adviser will utilize an electronic communication network (ECN) that commingles buy and sell orders from many sources and executes trades automatically in aggregate amounts available to match. Occasionally, the Adviser may do a direct purchase and sale transaction between portfolios of the Funds. These are effected in accordance with regulations under the 1940 Act governing such transactions.

        The Adviser does not execute personal trades for its employees, officers, or directors.

                               PROXY VOTING POLICY

        The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which may be found below.

        For any conflicts that may arise between the interests of a Fund and the interests of the respective investment advisers, principal underwriter, or any affiliated person(s) of the Funds, the procedures outlined in the policies and procedures document will be followed.

        Proxy voting records for the Funds for the most recent 12-month period ended June 30 are available on the Funds' website at arielmutualfunds.com and without charge, upon request, by calling the Funds at 1-800-292-7435. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ARIEL CAPITAL MANAGEMENT, LLC - SUMMARY OF PROXY POLICIES AND PROCEDURES

        In accordance with applicable regulations and law, the Adviser is providing this summary of its Proxy Voting Policies and Procedures (the "Proxy Policies") concerning proxies voted by the Adviser on behalf of each investment advisory client who delegates proxy voting authority and delivers the proxies to the Adviser. A client may retain proxy voting powers, give particular proxy voting instructions to the Adviser, or have a third party fiduciary vote proxies. The Adviser's Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and the Adviser's internal policies and procedures.

        As part of the Adviser's investment process we place extraordinary emphasis on a company's management, its Board and its activities. The Adviser looks for companies with high quality managements, as represented by their industry experience and their reputations within the community. Furthermore, the Adviser strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. As a result, it is generally the policy of the Adviser to vote its investment responsibility shares in favor of proposals recommended by the Board.

        The Adviser has established general guidelines for voting proxies on behalf of its clients. While these generally guide the Adviser's decision-making, all issues are analyzed by the Adviser research analyst who follows the company. As a result, there may be cases in which particular circumstances lead the Adviser to vote an individual proxy differently than otherwise stated within its general proxy voting guidelines. In such cases, the Adviser will document its reasoning.

        If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, the proxy will be referred to Ariel's Proxy Resolution Committee. The Proxy Resolution Committee is charged with determining that the analysts' decisions regarding proxy voting are based on the best interests of the Adviser's clients and are not the product of a conflict.

        For each proxy, the Adviser maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with the Adviser or upon request. A client may request a copy of the Adviser's Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling the Adviser at 1-800-725-0140, or writing to Ariel Capital Management, LLC at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        The Funds' independent registered public accounting firm, KPMG LLP, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' Federal, state and excise tax returns, and perform other professional accounting, auditing and tax services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                                    TRUSTEES

        Ariel Mutual Funds operates under the supervision of a Board of Trustees responsible to each Fund's shareholders. The following table lists the Board of Trustees of the Trust. The Board of Trustees supervises the business and management of the Trust and approves all significant agreements between the Funds and the Trust.

        For purposes of their service as Trustees to the Ariel Mutual Funds, the business address for each of the Trustees is: 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601. Each Trustee serves until his or her retirement, resignation, death, removal or mental or physical incapacity.

                                                      TERM OF                                         NO. OF PORTFOLIOS
                                    POSITION(S)       OFFICE AND                                      IN FUND COMPLEX
NAME                                HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN
(AGE)                               FUNDS             TIME SERVED    PAST FIVE YEARS                  BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

BERT N. MITCHELL                    Independent       Trustee        Chairman and CEO, Mitchell &             3
(67)                                Chairman of the   since 1986;    Titus LLP (certified public
                                    Board of          Independent    accounting firm) since 1974
                                    Trustees;         Chairman
                                    Chairman of       since 1995
                                    Executive
                                    Committee;
                                    Member of
                                    Management
                                    Contracts
                                    Committees

OTHER DIRECTORSHIPS: BJ'S WHOLESALE CLUB, INC.

MARIO L. BAEZA                      Trustee; Member   Since 1995     Chairman and CEO, The Baeza              3
(54)                                of Governance                    Group, LLC and Baeza & Co.,
                                    and Management                   LLC (Hispanic-owned investment
                                    Contracts                        firm) since 1995; Chairman and
                                    Committees                       Chief Executive Officer of
                                                                     TCW/Latin America Partners,
                                                                     LLC (a private equity firm),
                                                                     1996-2003

OTHER DIRECTORSHIPS: AIR PRODUCTS AND CHEMICALS, INC.

JAMES W. COMPTON                    Trustee;          Since 1997     President and Chief Executive            3
(67)                                Chairman of                      Officer, Chicago Urban League
                                    Governance                       (non-profit, civil rights and
                                    Committee;                       community-based organization)
                                    Member of Audit                  since 1978
                                    Committee

OTHER DIRECTORSHIPS: NONE

                                                      TERM OF                                         NO. OF PORTFOLIOS
                                    POSITION(S)       OFFICE AND                                      IN FUND COMPLEX
NAME                                HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN
(AGE)                               FUNDS             TIME SERVED    PAST FIVE YEARS                  BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
WILLIAM C. DIETRICH, CPA            Trustee;          Since 1986     Co-Executive Director, Shalem            3
(56)                                Chairman of                      Institute for Spiritual
                                    Audit                            Formation, Inc. (ecumenical
                                    Committee;                       educational institute) since
                                    Member of                        2001; Independent financial
                                    Executive                        consultant, 2000 to 2001;
                                    Committee                        Director of Finance &
                                                                     Administration, Streamline.com,
                                                                     Inc. - Washington Division and
                                                                     Vice President, Division
                                                                     Controller, Streamline
                                                                     Mid-Atlantic, Inc.
                                                                     (computerized shopping
                                                                     service), 1997 to 2000

OTHER DIRECTORSHIPS: NONE

ROYCE N. FLIPPIN, JR.               Trustee; Member   Since 1986     President, Flippin Associates            3
(71)                                of Governance                    (consulting firm) since 1992;
                                    and Management                   Director of Program
                                    Contracts                        Advancement, Massachusetts
                                    Committees                       Institute of Technology, 1992
                                                                     to 1999

OTHER DIRECTORSHIPS: EVCI CAREER COLLEGES HOLDING CORP.

JOHN G. GUFFEY, JR.                 Trustee;          Since 1986     President, Aurora Press, Inc.            3
(57)                                Chairman of                      (publisher of trade paperback
                                    Management                       books) since 2003; Treasurer
                                    Contracts                        and Director, Silby, Guffey
                                    Committee;                       and Co., Inc. (venture capital
                                    Member of Audit                  firm), 1988 to 2003
                                    Committee

OTHER DIRECTORSHIPS: CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES AND CALVERT IMPACT FUND; AND CALVERT
SOCIAL INVESTMENT FOUNDATION

CHRISTOPHER G. KENNEDY              Trustee;          Since 1995     President, Merchandise Mart              3
(41)                                Member of                        Properties, Inc. (real estate
                                    Audit                            management firm) since 2000;
                                    Committee                        Executive Officer, Vornado
                                                                     Realty Trust (publicly traded
                                                                     real estate investment trust)
                                                                     since 2000

OTHER DIRECTORSHIPS: INTERFACE INC.

                                                      TERM OF                                         NO. OF PORTFOLIOS
                                    POSITION(S)       OFFICE AND                                      IN FUND COMPLEX
NAME                                HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN
(AGE)                               FUNDS             TIME SERVED    PAST FIVE YEARS                  BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INSIDE TRUSTEES*:

JOHN W. ROGERS, JR.                 Trustee           1986-1993;     Chairman, Chief Executive                3
(47)                                                  since 2000     Officer and Chief Investment
                                                                     Officer, Ariel Capital
                                                                     Management, LLC; Portfolio
                                                                     Manager, Ariel Fund and Ariel
                                                                     Appreciation Fund

OTHER DIRECTORSHIPS: AON CORPORATION; MCDONALD'S CORPORATION; EXELON CORPORATION; AND BALLY TOTAL FITNESS HOLDING CORP.

MELLODY L. HOBSON                   Trustee and       Trustee        President, Ariel Capital                 3
(36)                                President;        since 1993;    Management, LLC since 2000;
                                    Member of         President      Senior Vice President and
                                    Executive         since 2000     Director of Marketing, Ariel
                                    Committee                        Capital Management, LLC, 1994
                                                                     to 2000

OTHER DIRECTORSHIPS: THE ESTEE LAUDER COMPANIES INC.; DREAMWORKS ANIMATION SKG, INC.; AND STARBUCKS CORPORATION

MERRILLYN J. KOSIER                 Trustee and       Trustee        Executive Vice President and             3
(45)                                Vice President    since 2003;    Director of Mutual Fund
                                                      Vice           Marketing and Investor
                                                      President      Services, Ariel Capital
                                                      since 1999     Management, LLC since 1999

OTHER DIRECTORSHIPS: NONE

*John W. Rogers, Jr., Mellody Hobson and Merrillyn J. Kosier are officers and shareholders of the Adviser and are therefore deemed to be "interested persons" of the Funds as defined in the 1940 Act.

                  STANDING COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE. The Board of Trustees has established an Audit Committee, which is comprised entirely of Independent Trustees (William C. Dietrich, Chair; James
W. Compton; John G. Guffey, Jr.; and Christopher G. Kennedy). The Audit Committee is responsible for the selection and retention of the independent accountants for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of independent registered public accounting firms, including non-audit services performed. The Audit Committee reviews the qualifications of the independent registered public accounting firm's key personnel involved in the foregoing activities and monitors the independent registered public accounting firm's independence. The Audit Committee also oversees the Trust's accounting and financial reporting policies and practices, its internal controls and, if appropriate in its judgment, the internal controls of certain service providers and the quality and objectivity of Ariel Mutual Funds' financial statements and the independent audits thereof. The Audit Committee normally meets twice a year and, if necessary, more frequently. The Audit Committee met four times during fiscal year 2004.

EXECUTIVE COMMITTEE. The Board of Trustees has established an Executive Committee, which includes Bert N. Mitchell, Chair, William C. Dietrich and Mellody L. Hobson. The Executive Committee meets between meetings of the Board as necessary and is authorized to exercise all of the Board's powers. The Executive Committee also serves as the committee reviewing all special pricing issues. The Executive Committee met once during fiscal year 2004.

GOVERNANCE COMMITTEE. The Board of Trustees has established a Governance Committee, which is comprised entirely of Independent Trustees (James W. Compton, Chair; Mario L. Baeza; and Royce N. Flippin, Jr.). The Governance Committee oversees the independence and effective functioning of the Board of Trustees and monitors good practices for mutual fund boards. Shareholders of the Funds may submit suggested candidates for Independent Trustees to the Governance Committee. Any shareholder may submit the name of a candidate for consideration by the Governance Committee by submitting the recommendation in writing to the Trust's Secretary. The Secretary will forward any such recommendation to the Chairman of the Governance Committee promptly upon receipt. The Governance Committee normally meets twice a year and, if necessary, more frequently. The Governance Committee met twice during fiscal year 2004.

MANAGEMENT CONTRACTS COMMITTEE. The Board of Trustees has established a Management Contracts Committee, which is comprised entirely of Independent Trustees (John G. Guffey, Jr., Chair; Mario L. Baeza; Royce N. Flippin, Jr.; and Bert N. Mitchell). The Management Contracts Committee oversees and reviews all management contracts between the Adviser and the Trust in order to focus the Trustees on the key points and terms of the various management contracts. The Management Contracts Committee met twice during fiscal year 2004.

All committees of the Board of Trustees operate in accordance with written charters.

                              COMPENSATION SCHEDULE

        During the fiscal year ended September 30, 2004, compensation paid by the Funds to the Trustees not affiliated with the Adviser was as follows:

                                                                                                      AGGREGATE
                                                                    ARIEL              ARIEL         COMPENSATION
                                                   ARIEL           PREMIER            PREMIER        FROM FUNDS IN
                                 ARIEL         APPRECIATION          BOND             GROWTH         COMPLEX PAID
         NAME                    FUND              FUND             FUND(1)           FUND(2)       TO TRUSTEES(3)
Mario L. Baeza              $        10,375   $        10,375   $        10,375   $        10,375   $        41,500
James Compton                        11,875            11,875            11,875            11,875            47,500
William C. Dietrich                  11,750            11,750            11,750            11,750            47,000

Royce N. Flippin, Jr.                10,625            10,625            10,625            10,625            42,500
John G. Guffey, Jr.                   9,250             9,250             9,250             9,250            37,000
Christopher G. Kennedy               10,375            10,375            10,375            10,375            41,500
Bert N. Mitchell                     11,625            11,625            11,625            11,625            46,500

(1) The assets of Ariel Premier Bond Fund were purchased by Lehman Brothers Core Bond Fund in June 2005.
(2)     Ariel Premier Growth Fund was closed and liquidated in January 2005.
(3) The Funds did not pay compensation to Trustees affiliated with the Adviser.

        No pension or retirement plan benefits are accrued as part of the Trust's expenses. Each Trustee may elect, on a voluntary basis, to defer all or 50% of his or her fees through a deferred compensation plan in effect for the Trust. The Trust also reimburses certain expenses of the Independent Trustees.

        Amounts may be deferred by Independent Trustees under a non-qualified deferred compensation plan last amended in May 2000. Each Trustee's deferred amounts accumulate at an earnings rate determined by the total return of Ariel Fund or Ariel Appreciation Fund as designated by such Trustee, which designations may be changed by such Trustee no more frequently than quarterly. Each Trustee may defer amounts under the plan for a specified number of whole years, which number of whole years must be greater than two, provided that the period of deferral may not extend beyond the date on which the Trustee ceases to be a member of the Board of Trustees. Each Trustee chooses whether to be paid under the plan in a lump sum or in annual or quarterly installments over five years. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Trust until paid to the Trustees. As of September 30, 2004, no Trustee had elected to defer compensation under the plan, and no deferred compensation had been accrued by the Trust.

                             TRUSTEES' FUND HOLDINGS

        As of December 31, 2004, the Trustees had invested the following amounts in all Funds managed by the Adviser. Investments are listed in the following ranges: none, $1-10,000, $10,001-50,000, $50,001-100,000 and over $100,000:

                                                    ARIEL                ARIEL               TOTAL
          NAME              ARIEL FUND          APPRECIATION            PREMIER            INVESTED IN
                                                    FUND               BOND FUND           ALL FUNDS*
INDEPENDENT TRUSTEES:
Mario L. Baeza                  None            $10,001-50,000            None            $10,001-50,000
James Compton              over $100,000        over $100,000             None            over $100,000
William C. Dietrich       $50,001-100,000            None                 None           $50,001-100,000
Royce N. Flippin, Jr.      $10,001-50,000         $1-10,000               None            $10,001-50,000
John G. Guffey, Jr.       $50,001-100,000      $50,001-100,000         $1-10,000          over $100,000
Christopher G. Kennedy     over $100,000        over $100,000        $10,001-50,000       over $100,000
Bert N. Mitchell           over $100,000        over $100,000             None            over $100,000

INSIDE TRUSTEES:
John W. Rogers, Jr.        over $100,000        over $100,000             None            over $100,000
Mellody L. Hobson          over $100,000        over $100,000             None            over $100,000
Merrillyn J. Kosier          $1-10,000            $1-10,000               None            $10,001-50,000

*Total invested in all Funds is the aggregate dollar range of investments in all funds overseen by each individual Trustee and managed by the Adviser. This amount includes Ariel Premier Growth Fund, which was closed and liquidated in January 2005. Ariel Premier Bond Fund was reorganized into Lehman Brothers Core Bond Fund in June 2005. Ariel Focus Fund has not commenced operations as of the date of this Statement.

                                    OFFICERS

        Ariel Investment Trust officers (including some interested Trustees) all hold positions as executive officers with the Adviser and its affiliates, including Ariel Capital Management, LLC (the Adviser) and Ariel Distributors, Inc. (the principal underwriter). The descriptions for Mellody Hobson and Merrillyn Kosier can be found under the heading "Trustees." The Funds do not pay salaries to any of their officers. Each of the Funds' officers serves until his or her retirement, resignation, death, removal or mental or physical incapacity. The business address for each of the officers is: 200 E. Randolph Drive, Suite 2900, Chicago, Illinois 60601.

                                               TERM OF OFFICE AND
NAME                        POSITION(S) HELD   LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
(AGE)                       WITH FUNDS         SERVED                 DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------
JAMES W. ATKINSON           Vice President     Since 1995             Executive Vice President and
(54)                        and Treasurer                             Chief Financial Officer, Ariel
                                                                      Capital Management, LLC

OTHER DIRECTORSHIPS: NONE

ERIK D. OJALA               Vice President     Vice President since   Vice President, Assistant
(30)                        and Secretary      2003; Secretary        General Counsel, Ariel Capital
                                               since 2004             Management, LLC, 2003 to present
                                                                      (Compliance Officer, Ariel
                                                                      Capital Management, LLC,
                                                                      2003-2004); Attorney, D'Ancona &
                                                                      Pflaum LLC and Seyfarth Shaw LLP,
                                                                      as successor thereto, 2000 to
                                                                      2003

OTHER DIRECTORSHIPS: NONE

                                               TERM OF OFFICE AND
NAME                        POSITION(S) HELD   LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
(AGE)                       WITH FUNDS         SERVED                 DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------

SHELDON R. STEIN            Vice President     Since 2002             Vice President, General Counsel,
(76)                                                                  Ariel Capital Management, LLC
                                                                      since 2001; Of Counsel, D'Ancona
                                                                      & Pflaum LLC and Seyfarth Shaw
                                                                      LLP, as successor thereto, since
                                                                      2001; Member, D'Ancona & Pflaum
                                                                      LLC, 1974 to 2001

OTHER DIRECTORSHIPS: NONE

ANITA ZAGRODNIK             Vice President,    Vice President,        Vice President, Fund
(46)                        Chief Compliance   Assistant Secretary    Administration, Ariel Capital
                            Officer,           and Assistant          Management, LLC, since 2003;
                            Assistant          Treasurer since        Principal, ideassociates, LLC
                            Secretary and      2003; Chief            (financial services consulting
                            Assistant          Compliance Officer     firm), 1999 to 2003
                            Treasurer          since 2004

OTHER DIRECTORSHIPS: NONE

               INDEPENDENT TRUSTEES' AFFILIATIONS AND TRANSACTIONS

        None of the Independent Trustees (or their immediate family members) own any securities issued by the Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies. John W. Rogers, Jr., Mellody L. Hobson and Merrillyn J. Kosier are considered inside Trustees.

        None of the Independent Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $60,000, in the Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

        None of the Independent Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $60,000 and to which any of the following persons was a party: Ariel Investment Trust, any series of the Funds, an officer of the Funds, or the Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

        None of the Independent Trustees (or their immediately family members) have had any direct or indirect relationships during the last two years, in which the amount exceeds $60,000 and to which any of the following persons was a party: Ariel Investment Trust, any series of the

Funds, an officer of the Funds, or the Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

        None of the officers of the Funds' investment adviser, sub-adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies have served during the last two years on the board of directors of a company where an independent Trustee (or their immediate family members) served as an officer.

                            SIGNIFICANT SHAREHOLDERS

        The following tables list the holders of record of five percent or more of the outstanding shares of Ariel Fund and Ariel Appreciation Fund as of January 3, 2005:

ARIEL FUND

                                                                                 % OF
                                               NUMBER OF                       OUTSTANDING
            NAME AND ADDRESS                  SHARES OWNED      OWNERSHIP        SHARES
NATIONAL FINANCIAL SERVICES CORP             16,394,645.817       Record          20%
FOR THE EXCL BENEFIT OF OUR CUST
ATTN: MUTUAL FUNDS DEPT 5TH FL
ONE WORLD FINANCIAL CENTER
200 LIBERTY ST
NEW YORK NY  10281-1003

CHARLES SCHWAB & CO INC                      13,727,342.919       Record          17%
REINVEST ACCT
ATTN MUTUAL FUND DEPT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

VALIC SEPARATE ACCOUNT A                      9,853,648.127     Beneficial        12%
2919 ALLEN PKWY # L7-01                                         and Record
HOUSTON TX  77019-2142

MLPF&S FOR THE SOLE BENEFIT                   6,163,411.214       Record           7%
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E  3RD FL
JACKSONVILLE FL  32246-6484

ING LIFE INS & ANNUITY CO                     3,945,749.148     Beneficial         5%
CENTRAL VALUATION UNIT                                          and Record
151 FARMINGTON AVE CONVEYOR TS31
OAKDALE CT  06156


                                                                                 % OF
                                               NUMBER OF                       OUTSTANDING
            NAME AND ADDRESS                  SHARES OWNED      OWNERSHIP        SHARES
ARIEL APPRECIATION FUND

NATIONAL FINANCIAL SERVICES CORP             17,186,630.850     Record            25%
FOR THE EXCL BENEFIT OF OUR CUST
ATTN: MUTUAL FUNDS DEPT 5TH FL
ONE WORLD FINANCIAL CENTER
200 LIBERTY ST
NEW YORK NY  10281-1003

CHARLES SCHWAB & CO INC                      12,099,252.372     Record            17%
REINVEST ACCT
ATTN MUTUAL FUND DEPT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

VALIC SEPARATE ACCOUNT A                     9,021,028.281      Beneficial        13%
2919 ALLEN PKWY # L7-01                                         and Record
HOUSTON TX  77019-2142

ARIEL FOCUS FUND

As of the date of this Statement, the Focus Fund's only shareholder was ___________, an affiliate of the Adviser.

MANAGEMENT OWNERSHIP. As of January 3, 2005, the directors and officers of the Ariel Mutual Funds as a group owned less than 1% of Ariel Fund and less than 1% of Ariel Appreciation Fund (not including the shares held by the Ariel Capital Management, LLC Employees Profit Sharing Plan). The Focus Fund, which has not commenced operations, is 100% controlled by an affiliate of the Adviser.

                                    APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

The following is a description of Moody's Investors Service, Inc.'s bond ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The following is a description of Standard & Poor's Corporation's investment grade bond ratings:

AAA: Bonds rated AAA are considered highest grade obligations. They possess the ultimate degree of protection as to principal and interest. They move with market interest rates, and thus provide the maximum safety on all counts.

AA: Bonds rated AA are high-grade obligations. In the majority of instances, they differ from AAA issues only to a small degree. Prices of AA bonds also move with the long-term money market.

A: Bonds rated A are upper medium grade obligations. They have considerable investment strength, but are not entirely free from adverse effects of change in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB: Bonds rated BBB are medium grade obligations. They are considered borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and are normally protected by satisfactory earnings.

Their susceptibility to changing conditions, particularly to depressions, necessitates constant monitoring. These bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

The following is a description of Fitch, Inc. investment grade credit ratings:

AAA: HIGHEST CREDIT QUALITY. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: VERY HIGH CREDIT QUALITY. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: HIGH CREDIT QUALITY. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: GOOD CREDIT QUALITY. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two adequate channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well-established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated A-1, A-2, or A-3.

Issuers rated Prime-1 by Moody's Investors Services, Inc., are considered to have superior capacity of repayment of short-term promissory obligations. Such repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following is a description of Fitch, Inc. short-term credit ratings:

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

PART C         OTHER INFORMATION

ITEM 22.       EXHIBITS

a. (1) Amendment (Name Change) to Declaration of Trust dated November 6, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 26, File No. 33-7699, and filed through Edgar on 01/29/2002).

         (2) Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

b. By-Laws (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

c.       Instruments Defining Rights of Security Holders. Not Applicable.

d.       (1) Form of Addendum to Management Agreement, dated May xx, 2005.

         (2) Assumption Agreement, dated February 1, 2004, for Management Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 30, File No. 33-7699, and filed on Edgar on 11/23/2004).

         (3) Management Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

e. (1) Form of Addendum to Underwriting Agreement between Ariel Distributors, Inc. and Ariel Growth Fund d/b/a Ariel Investment Trust, dated May xx, 2005.

         (2) Addendum to Underwriting Agreement between Ariel Distributors, Inc. and Ariel Growth Fund d/b/a Ariel Investment Trust, dated October 15, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 25, File No. 33-7699, and filed through Edgar on 10/24/2001).

         (3) Underwriting Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

f.       Not Applicable.

g. Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

h.       (1) Form of Fee Waiver Agreement, dated May xx, 2005.

         (2) Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

i. Opinion and Consent of Counsel, to be filed by amendment prior to effective date.

j.       Consents of Independent Auditors - not applicable; new series.

k.       Not Applicable.

l.       Not Applicable.

m. Rule 12b-1 Distribution Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

n. Schedule for Computation of Performance Quotation (incorporated by reference to Registrant's Post-Effective Amendment No. 17, File No. 33-7699, and filed through Edgar on 01/24/1996).

o. Plan Pursuant to Rule 18f-3 (incorporated by reference to Registrant's Post-Effective Amendment No. 15, File No. 33-7699, and filed through Edgar on 06/06/1995).

p. (1) Code of Ethics of Investment Adviser and Principal Underwriter, as revised September 28, 2004 (incorporated by reference to Registrant's Post-Effective Amendment No. 30, File No. 33-7699, and filed on Edgar on 11/23/2004).

         (2) Code of Ethics of Lincoln Capital Fixed Income Management Company, LLC (incorporated by reference to Registrant's Post-Effective Amendment No. 28, File No. 33-7699, and filed through Edgar on 11/25/2003).

q. Power of Attorney of Ariel Investment Trust Trustees and Officers, executed as of November 15, 2004 (incorporated by reference to Registrant's Post-Effective Amendment No. 30, File No. 33-7699, and filed on Edgar on 11/23/2004).

ITEM 23.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 24.       INDEMNIFICATION

         Registrant's Declaration of Trust provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains, jointly with the Adviser, a Directors & Officers (Partners) Liability Insurance policy providing Registrant and the Adviser with directors and officers liability coverage.

ITEM 25.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Effective February 1, 2004, Ariel Capital Management, LLC, the Registrant's investment adviser, renders investment advisory services to individual, institutional and pension and profit-sharing plan accounts. The governing member of Ariel Capital is Ariel Capital Management Holdings, Inc. The following directors of the governing member have been engaged in other professions and/or employment capacities of a substantial nature during the past two fiscal years, as indicated below.

                                                   NAME OF COMPANY
     NAME AND TITLE WITH ADVISER             PRINCIPAL BUSINESS ADDRESS                     CAPACITY
James E. Bowman, Jr., M.D.               University of Chicago                           Professor Emeritus
Director                                 Dept. of Pathology
                                         Chicago, IL  60637

Barbara Burrell                          Burrell Realty                                 President and Broker
                                         401 N. Michigan Ave, Suite 1300
                                         Chicago, IL 60611

Henry B. Pearsall                        Pearsall et Pere                                     Principal
Director                                 1640 W. Hubbard
                                         Chicago, IL 60622

Robert I. Solomon                        Ariba, Inc.                               Director of Strategic Accounts
Director                                 6 E. Scott Street, Unit #6
                                         Chicago, IL 60610

David J. Vitale                          Chicago Board of Education                 Chief Administrative Officer
Director                                 125 S. Clark Street, 3rd Floor
                                         Chicago, IL 60603

Paula Wolff                              The Metropolis 2020                              Senior Executive
Director                                 30 W. Monroe Street, 18th Floor
                                         Chicago, IL 60603

ITEM 26.       PRINCIPAL UNDERWRITERS

         (a) Ariel Distributors, Inc., located at 200 East Randolph Drive, Suite 2900, Chicago IL 60601 serves as the principal underwriter of the Registrant. Ariel Distributors, Inc. does not act as principal underwriter for any other investment company.

         (b)   Positions of Ariel Distributors' Officers and Directors:

NAME AND PRINCIPAL BUSINESS ADDRESS       POSITION(S) WITH UNDERWRITER          POSITION(S) WITH REGISTRANT
Merrillyn J. Kosier                       President and Director                Vice President

James W. Atkinson                         Vice President, Treasurer and         Vice President and Treasurer
                                          Director

Mellody L. Hobson                         Vice President, Chairperson and       President and Trustee
                                          Director

Thomas Herman                             Vice President and Controller         None

Sheldon R. Stein                          Vice President                        Vice President

Jennifer Berger                           Vice President                        None

Wendy Fox                                 Vice President, Secretary and Chief   None
                                          Compliance Officer

The business address of the above individuals is 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

ITEM 27.       LOCATION OF ACCOUNTS AND RECORDS.

         Shareholder records are located at the Transfer Agent, Boston Financial Data Services, Inc., 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105.

         Portfolio accounting records are located at the Custodian, State Street Kansas City, 801 Pennsylvania BJ 4N, Kansas City, Missouri 64105.

         Certain back-up electronic books and records are located at Iron Mountain National Underground Storage Facility, 1137 Branchton Road, Boyers, Pennsylvania 16020.

         All other records relating to the Ariel Mutual Funds are located at State Street Kansas City, 801 Pennsylvania BJ 4N, Kansas City, Missouri 64105.

         All records required for inspection by the Securities and Exchange Commission will be made available upon reasonable notice at the offices of the Registrant, 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

ITEM 28.       MANAGEMENT SERVICES.

         Not applicable.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 8th day of April 2005.

                    ARIEL INVESTMENT TRUST

                    By:    /s/ Sheldon R. Stein
                       ---------------------------------
                           Sheldon R. Stein,
                           Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                            TITLE                           DATE
Mellody L. Hobson*                Principal Executive Officer,          April 8, 2005
------------------                   President and Trustee
Mellody L. Hobson

James W. Atkinson*                Principal Financial Officer,          April 8, 2005
------------------                Principal Accounting Officer,
James W. Atkinson                 Vice President and Treasurer


                     *By:  /s/ Sheldon R. Stein
                         -------------------------------
                           Sheldon R. Stein,
                           Attorney-in-fact

         *Sheldon R. Stein signs this document on behalf of the Registrant pursuant to the Power of Attorney filed as Exhibit 23(p)(1) to Post-Effective Amendment No. 30.

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                  TITLE                DATE
Mario Baeza*                            Trustee          April 8, 2005
------------
Mario Baeza

James Compton*                          Trustee          April 8, 2005
--------------
James Compton

William C. Dietrich*                    Trustee          April 8, 2005
--------------------
William C. Dietrich

Royce N. Flippin, Jr.*                  Trustee          April 8, 2005
----------------------
Royce N. Flippin, Jr.

John G. Guffey, Jr.*                    Trustee          April 8, 2005
--------------------
John G. Guffey, Jr.

Christopher G. Kennedy*                 Trustee          April 8, 2005
-----------------------
Christopher G. Kennedy

Bert N. Mitchell*                      Chairman          April 8, 2005
-----------------
Bert N. Mitchell

Mellody Hobson*                         Trustee          April 8, 2005
---------------
Mellody Hobson

Merrillyn J. Kosier*                    Trustee          April 8, 2005
--------------------
Merrillyn J. Kosier

John W. Rogers, Jr.*                    Trustee          April 8, 2005
--------------------
John W. Rogers, Jr.

                    *By:   /s/ Sheldon R. Stein
                        --------------------------------
                           Sheldon R. Stein,
                           Attorney-in-fact

         *Sheldon R. Stein signs this document on behalf of each of the foregoing persons pursuant to the Power of Attorney filed as Exhibit 23(p)(1) to Post-Effective Amendment No. 30.